Securities Act Registration No. 333-151912
Investment Act Registration No. 811-08868

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 31	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor VUL® Variable Universal Life Insurance

PROSPECTUS: May 1, 2018
Ameritas Advisor VUL®
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Life Insurance Corp. Separate Account LLVL

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-255-9678 ameritasdirect.com

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TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered

service marks of Ameritas Life Insurance Corp.

POLICY SUMMARY	3
Policy Benefits	3
Policy Risks	4
CHARGES	5
Policy Charges	5
Portfolio Company Operating Expenses	7
CHARGES EXPLAINED	14
Transaction Charges	14
Periodic Charges: Monthly Deductions	14
from Account Value
Periodic Charges: Daily Deductions	15
from Separate Account Assets
INVESTMENT OPTIONS	15
Separate Account Variable Investment Options	15
Fixed Account Investment Option	22
Transfers	22
Third Party Services	24
Disruptive Trading Procedures	24
Systematic Transfer Programs	25
Asset Allocation Program	26
OTHER IMPORTANT POLICY INFORMATION	28
Policy Application and Issuance	28
Account Value	29
Telephone Transactions	30
Electronic Delivery and Communications	30
Misstatement of Age or Gender	30
Suicide	30
Incontestability	30
Assignment	30
Lapse and Grace Period	31
Reinstatement	31
Delay of Payments or Transfers	31
Beneficiary	31
Minor Owner or Beneficiary	32
Policy Changes	32
"Right to Examine" Period	32
Optional Features	32
Nonparticipating	32
Special Arrangements	32
POLICY DISTRIBUTIONS	33
Death Benefit	33
Policy Loans	35
Cash Surrender	36
Partial Withdrawal	36
Payment of Policy Proceeds	36
TAX MATTERS	37
LEGAL PROCEEDINGS	40
HOW TO GET FINANCIAL STATEMENTS	40
RULE 12h-7 EXEMPTION	40
APPENDIX A: Optional Features	41
DEFINED TERMS	41
Illustrations	42
Statement of Additional Information;	42
Registration Statement
Reports to You	43
Ameritas Advisor VUL	2

POLICY SUMMARY

The Ameritas Advisor VUL® Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life," "Company," or "we"), 5900 O Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the Insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy’s beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy. The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy for an initial Specified Amount of insurance coverage of $100,000 or more. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the OTHER IMPORTANT POLICY INFORMATION: Special Arrangements section for details. We may also reduce or waive certain charges for Policies issued in connection with special arrangements. The Policy is subject to the laws of the state where the application is signed.

Policy Benefits

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit

▪	We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
▪	Three death benefit options are available.

Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death.

See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals

▪	You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
▪	Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans

▪	You may borrow a limited amount of Account Value.
▪	Interest accrues on outstanding loan amounts.
▪	After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders

When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options

▪	Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
▪	Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
▪	You may transfer Account Value between Investment Options, subject to limits.
▪	Asset allocation, dollar cost averaging, portfolio rebalancing , and earnings sweep systematic investment programs are available.
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Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

Policy Risks

Suitability, Investment Risks, and Underlying Portfolio Risks

The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy Value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access

As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks

Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account’s underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take

Ameritas Advisor VUL	4

other actions at any time to restrict trading, including, but not limited to (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks

Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy’s death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

CHARGES

Some charges are rounded. Charges may be less in certain states.

Policy Charges

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

TRANSACTION CHARGES	When Deducted	Guaranteed	Current
		Maximum
PREMIUM CHARGE	When each premium is paid.	5%	2%
Calculated as a percentage of each Premium payment.
(This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the CHARGES EXPLAINED Section for more information.)
PARTIAL WITHDRAWAL CHARGE	Upon each withdrawal.	$50	$0
TRANSFER CHARGES (per transfer)	First 15 transfers per year:	$0	$0
	Each additional transfer:	$10	$0

Ameritas Advisor VUL	5

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

PERIODIC CHARGES	When	Guaranteed Maximum	Current
(other than Subaccount portfolio operating expenses)	Deducted	(annual)	(annual)
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy or see your Policy for the charge applicable to you.
COST OF INSURANCE	Monthly	Varies	(1)	Varies	(1)
Rates are per $1,000 of the Net Amount at Risk.	Minimum	$0.18	Minimum	$0.11
Maximum	$1,000.00	Maximum	$1,000.00
Example	(3)	$2.55	Example	(3)	$1.46
MONTHLY ADMINISTRATIVE CHARGE
Specified Amounts $100,000 - $249,999	Monthly	$120	$120
Specified Amounts $250,000 +	$120	$90
MONTHLY SPECIFIED AMOUNT CHARGE	Monthly during the first 10 Policy years or the first 10 Policy years after an increase in base Policy Specified Amount.	Varies	(2)	Varies	(2)
Rates are per $1,000 of base Policy Specified	Policy Year 2:	Policy Year 2:
Amount.	Minimum	$0.00	Minimum	$0.00
Maximum	$1.23	Maximum	$1.02
Example	(4,5)	$0.54	Example	(4,6)	$0.45

DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
(to equal the annual percentage stated of the Account Value in the Subaccounts)
RISK CHARGE (for mortality and expense risk)
Policy years 1-15	Daily	0.90%	0.70%
Policy years 16+	0.30%	0.10%

Periodic Charges Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.

(3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.

(4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.

(5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

(6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Accelerated Benefit Rider	N/A	No Cost		No Cost
Children's Insurance Rider	Monthly	$5.76		$5.76
Rate is per $1,000 of the rider benefit amount.
Paid-Up Insurance Benefit Endorsement	When Benefit Elected	3.5%		3.5%
Calculated as a percentage times the Account Value.
Term Insurance Rider	Monthly	Varies	(1)	Varies	(1)
Rates are per $1,000 of the rider benefit amount.		Minimum	$0.18	Minimum	$0.13
		Maximum	$1,000.00	Maximum	$950.00
		Example	(2) $2.55	Example	(2) $0.97
Waiver of Monthly Deduction Rider	Monthly	Varies	(1)	Varies	(1)
Rates are per $100 of the Monthly Deduction.		Minimum	$1.48	Minimum	$1.48
		Maximum	$17.28	Maximum	$17.28
		Example	(2) $4.48	Example	(2) $4.48

Cost of Optional Features Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed	Current
		Maximum
LOAN ACCOUNT (effective annual rates)	Upon each Policy anniversary
Regular Loan Interest Rate		1.0%	1.0%
Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)		0.5%	0.0%

Ameritas Advisor VUL	6

Portfolio Company Operating Expenses (for the year ended December 31, 2017 , unless noted)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.1 4% (1)	1.78% (2)
After any Waivers and Reductions (explained in the footnotes at the end of this section)	0.1 4% (1)	1.78% (2)

(1) Vanguard® VIF Conservative Allocation Portfolio and Moderate Allocation Portfolio

(2) Rydex Variable Trust Guggenheim Long Short Equity Fund

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
AMERICAN CENTURY VP, Class I
Mid Cap Value	1.00%	-	0.01%	-	1.01%	0.16%	0.85%	(1)
CALVERT VARIABLE PRODUCTS (CVP)
VP EAFE International Index, Class I	0.42%	-	0.26%	-	0.68%	0.20%	0.48%	(1)
VP Russell 2000 Small Cap Index, Class I	0.37%	-	0.28%	-	0.65%	0.27%	0.38%	(1)
VP S&P 500 Index*****	0.30%	-	0.10%	-	0.40%	0.12%	0.28%	(1)
VP Volatility Managed Growth, Class F	0.54%	0.25%	0.08%	0.10%	0.97%	0.04%	0.93%	(1)
VP Volatility Managed Moderate Growth, Class F	0.54%	0.25%	0.12%	0.09%	1.00%	0.08%	0.92%	(1)
VP Volatility Managed Moderate, Class F	0.54%	0.25%	0.10%	0.08%	0.97%	0.06%	0.91%	(1)
CALVERT VARIABLE SERIES (CVS), Class I
VP SRI Balanced	0.53%	-	0.16%	-	0.69%	-	0.69%	(1)
DEUTSCHE VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%	(1)
DEUTSCHE VS II, Class A
International Growth VIP	0.62%	-	0.71%	-	1.33%	0.52%	0.81%	(2)
Small Mid Cap Value VIP	0.65%	-	0.18%	-	0.83%	0.02%	0.81%	(3)
DIMENSIONAL FUND ADVISORS
VA Global Bond	0.22%	-	0.02%	-	0.24%	-	0.24%
VA Global Moderate Allocation	0.25%	-	0.02%	0.24%	0.51%	0.11%	0.40%	(1)
VA International Small	0.50%	-	0.07%	-	0.57%	-	0.57%
VA International Value	0.40%	-	0.04%	-	0.44%	-	0.44%
VA Short-Term Fixed	0.25%	-	0.02%	-	0.27%	-	0.27%
VA U.S. Large Value	0.25%	-	0.02%	-	0.27%	-	0.27%
VA U.S. Targeted Value	0.35%	-	0.02%	-	0.37%	-	0.37%
FIDELITY® VIP, Initial Class
Contrafund®	0.54%	-	0.08%	-	0.62%	-	0.62%
Equity-Income	0.44%	-	0.09%	0.03%	0.56%	-	0.56%	(1)
Government Money Market	0.18%	-	0.08%	-	0.26%	-	0.26%
High Income	0.56%	-	0.11%	-	0.67%	-	0.67%
Investment Grade Bond	0.31%	-	0.10%	-	0.41%	-	0.41%
Mid Cap	0.54%	-	0.09%	-	0.63%	-	0.63%
Overseas	0.67%	-	0.13%	-	0.80%	-	0.80%
Strategic Income	0.56%	-	0.12%	-	0.68%	-	0.68%	(1)
FTVIPT, Class 2
Templeton Global Bond VIP	0.46%	0.25%	0.07%	0.07%	0.85%	0.07%	0.78%	(1)
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Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
INVESCO V.I., Series I
International Growth	0.71%	-	0.22%	0.01%	0.94%	0.01%	0.93% (1)
MFS® VIT, Initial Class
Utilities	0.73%	-	0.07%	-	0.80%	-	0.80%
MFS® VIT II, Initial Class
Research International	0.90%	-	0.10%	-	1.00%	-	1.00%
MORGAN STANLEY VIF, Class I
Emerging Markets Equity	0.85%	-	0.47%	-	1.32%	0.07%	1.25% (1)
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.66%	0.14%	1.54%	0.14%	1.40% (1) (2)	(3)
Total Return	0.50%	-	0.19%	-	0.69%	-	0.69% (4)
RYDEX
Guggenheim Long Short Equity	0.90%	-	0.88%	-	1.78%	-	1.78% (1)
Precious Metals	0.75%	-	0.86%	-	1.61%	-	1.61%
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-	-	0.85%	-	0.85%
THIRD AVENUE
Value	0.90%	-	0.52%	-	1.42%	0.12%	1.30% (1)
VANGUARD® VIF
Balanced	0.21%	-	0.02%	-	0.23%	-	0.23%
Conservative Allocation	-	-	-	-	0.14%	-	0.14%
Diversified Value	0.25%	-	0.02%	-	0.27%	-	0.27%
Equity Income	0.29%	-	0.02%	-	0.31%	-	0.31%
Equity Index	0.13%	-	0.02%	-	0.15%	-	0.15%
Growth	0.37%	-	0.03%	-	0.40%	-	0.40%
High Yield Bond	0.25%	-	0.03%	-	0.28%	-	0.28%
International	0.36%	-	0.03%	-	0.39%	-	0.39%
Mid-Cap Index	0.16%	-	0.03%	-	0.19%	-	0.19%
Moderate Allocation	-	-	-	-	0.14%	-	0.14%
Real Estate Index	0.24%	-	0.03%	-	0.27%	-	0.27%
Short-Term Investment-Grade	0.13%	-	0.03%	-	0.16%	-	0.16%
Small Company Growth	0.31%	-	0.03%	-	0.34%	-	0.34%
Total Bond Market Index	0.12%	-	0.03%	-	0.15%	-	0.15%
Total Stock Market Index	-	-	-	-	0.15%	-	0.15%

American Century (1) On August 1, 2017, the advisor agreed to waive percentage points indicated of the fund's management fees, and prospectuses were supplemented. At that time, the advisor expected these waivers to continue until July 31, 2018. In January 2018, the advisor agreed to extend the waivers until April 30, 2019 and cannot terminate them prior to such date without the approval of the Board of Directors. The May 1, 2018 prospectuses will reference the new date.
Calvert (1) Calvert Research and Management ("CRM") has agreed to reimburse the expenses of the portfolios listed below to the extent that Total Portfolio Fees exceed the following:
VP EAFE International Index, Class I	0.48%
VP Russell 2000 Small Cap Index, Class I	0.38%
VP S&P 500 Index	0.28%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%
VP SRI Balanced, Class I	0.70%
This expense reimbursement will continue through April 30, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
Deutsche (1) Through September 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.82% excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund's Board.

Ameritas Advisor VUL	8

Deutsche (2) Through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.81% excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund's Board.
Deutsche (3) Through April 30, 2019, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.81%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund's Board.
Dimensional (1) The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund prospectus because of acquired fund fees and expenses.
FTVIPT (1) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund (the "acquired fund") for the next 12 month period.
Invesco (1) Invesco Advisers, Inc. ("Invesco") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Morgan Stanley (1) The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
PIMCO (1) "Other Fees" include interest expense of 0.51%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.89% and 0.99% for Administrative Class and Advisor Class shares, respectively.
PIMCO (2) Total Portfolio Fees do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) "Other Fees" include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Portfolio Fees are 0.65%.
Rydex (1) Includes 0.17% Short Sales Dividend and Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2018, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.
Ameritas Advisor VUL	9

*****	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

Ameritas Advisor VUL	10

Ameritas Advisor VUL	11

Ameritas Advisor VUL	12

Ameritas Advisor VUL	13

CHARGES EXPLAINED

The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

Transaction Charges

Premium Charge

We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

Surrender Charge

This Policy has no Surrender charge.

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

Transfer Charge

We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

Periodic Charges: Monthly Deductions from Account Value

On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

▪	The Net Amount at Risk for the month; multiplied by
▪	The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
▪	$1,000.

Administrative Charge

This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

Specified Amount Charge

For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Ameritas Advisor VUL	14

Costs of Optional Features

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

Periodic Charges: Daily Deductions from Separate Account Assets

The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

Risk Charge

The Risk Charge is for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Policy Debt

If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of Investment Options - each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Separate Account Variable Investment Options

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in variable life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

Read the prospectuses for the underlying portfolios together with this prospectus for more information.

Ameritas Advisor VUL	15

Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP**	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche International Growth VIP, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
Ameritas Advisor VUL	16

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,5)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,5)

Seeks reasonable income. The fund will also consider

the potential for capital appreciation. The fund's goal is

to achieve a yield which exceeds the composite yield on

the securities comprising the S&P 500® Index.

Fidelity® VIP Government Money Market Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP High Income Portfolio, Initial Class (2,5)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,5)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,5)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (2,3,5)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,4,5)	Seeks a high level of current income. The fund may also seek capital appreciation.

Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FMR Investment

Management (UK) Limited; (4) FIL Investment Advisors (UK) Limited; and (5) other investment advisers serve as sub-advisers for the fund.

Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

Ameritas Advisor VUL	17

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® Variable Insurance Fund ***

The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management

North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
ArrowMark Colorado Holdings, LLC (8)

Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (1)	Index: High level of income and moderate long-term capital appreciation.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,8)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Income.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.

Ameritas Advisor VUL	18

Ameritas Advisor VUL	19

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	Vanguard is a trademark of The Vanguard Group, Inc.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Ameritas Advisor VUL	20

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Ameritas Advisor VUL	21

Voting Rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

Fixed Account Investment Option

The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy. Information on any change in the Fixed Account interest rate can be obtained from our Service Center.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation.

Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the Company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

Transfers

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser’s own standards, as stated in the Subacount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets between one or more Investment Options.
▪	We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Requests for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
Ameritas Advisor VUL	22

▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
▪	The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy year;
•	may be delayed up to six months;
•	is limited during any Policy year to the greatest of:
o	25% of the Account Value in the Fixed Account on the date of the transfer;
o	the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
o	$1,000.
▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
▪	Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
▪	If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

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Third Party Services

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Disruptive Trading Procedures

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance. The risks and harmful effects of disruptive trading include:

▪	dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
▪	reduced investment performance due to adverse effects on portfolio management by:
•	impeding a portfolio investment adviser's ability to sustain an investment objective;
•	causing the portfolio to maintain a higher level of cash than would otherwise be the case;
•	causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
▪	increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other

Ameritas Advisor VUL	24

insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either by Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.
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Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Ameritas Investment Corp. ("AIC"), an affiliate of ours, previously served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models terminated on August 1, 2016, and the models in the Program no longer undergo periodic updates.

Applications completed on or after July 22, 2016, did not include the investment advisory agreement with AIC.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program no longer undergo periodic updates (the models became "static"). Any investment advisory agreement you previously entered into with AIC terminated, and AIC no longer makes updates to the models. Policy Owners received notice of the termination of their investment advisory agreement and additional notice that the models were becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You were not required to take any action to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different Investment Option.
Ameritas Advisor VUL	26

You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section above describes how changes to the Subaccounts' underlying portfolios will be addressed in the static models.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests included the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds were advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours prior to December 31, 2016, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") a current affiliate of ours. CIM was and AIP is compensated for administrative, advisory and sub-advisory services they provided or provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

Ameritas Advisor VUL	27

OTHER IMPORTANT POLICY INFORMATION

Policy Application and Issuance

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪	The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature (if applicable) must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent (if applicable) must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges.
▪	If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.
Ameritas Advisor VUL	28

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

Until your Policy is issued, premium payments we receive are held in our general account.

Account Value

On your Policy's Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
▪	the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
▪	the daily risk charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase when:

▪	Net Premiums are credited to it; or
▪	amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

The number of Accumulation Units in a Subaccount will decrease when:

▪	partial withdrawals (and any partial withdrawal charges) are taken from it;
▪	Monthly Deductions are taken from it;
▪	transfer charges are taken from it; or
▪	amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪	Net Premiums credited to the Fixed Account; plus
▪	any transfers from the Subaccounts or the loan account to the Fixed Account; plus
▪	interest credited to the Fixed Account; minus
▪	any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
▪	the Fixed Account's share of any Monthly Deductions from Account Value; minus
▪	any transfer charges taken from the Fixed Account; minus
▪	amounts transferred from the Fixed Account to the Subaccounts or the loan account.

Loan Account Value

The Account Value in the loan account on any Business Day equals:

▪	amounts transferred to the loan account from the Investment Options (the Subaccounts and the Fixed Account); plus
▪	interest credited to the loan account; minus
▪	amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Debt.")

Ameritas Advisor VUL	29

Telephone Transactions

Telephone Transactions Permitted

▪	Transfers among Investment Options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
▪	Calls will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Electronic Delivery and Communications

You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

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Lapse and Grace Period

Lapse

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:

▪	Written application signed by you and the Insured;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
▪	Premium at least equal to (a + b - c) divided by (d) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Account Value at the beginning of the grace period; and

(d) is one minus the premium charge.

▪	Repayment or reinstatement of any outstanding Policy Debt.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

The Policy cannot be reinstated once it has been fully Surrendered.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:

▪	the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
▪	the SEC permits delay for the protection of security holders; or
▪	an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

Beneficiary

The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

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Unless your beneficiary designation provides otherwise, we will follow these rules:

▪	We will pay equal shares when more than one beneficiary of the same class is to share the funds.
▪	No revocable beneficiary has rights in this Policy until the Insured dies.
▪	An irrevocable beneficiary cannot be changed without his or her consent.
▪	The interest of any beneficiary is subject to the rights of any assignee shown on our records.
▪	When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in

APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

Nonparticipating

The Policy is nonparticipating. No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge under Policies purchased by:

1.	our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
2.	directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the Policies, or their spouses or dependents; or
3.	directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

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Any interested person can contact our Service Center concerning the availability of special arrangements. In addition, in the future, we may reduce or waive the premium charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge and the monthly administrative charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

POLICY DISTRIBUTIONS

The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy beneficiary:

▪	the death benefit on the Insured's life under the death benefit option in effect; plus
▪	any additional life insurance proceeds provided by any optional benefit or rider; minus
▪	any Policy Debt; minus
▪	any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage; and
▪	the Account Value multiplied by the corridor factor.

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Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the Account Value; and
▪	the Account Value multiplied by the corridor factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪	the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
▪	the Account Value multiplied by the corridor factor.

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
▪	Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
▪	The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules

▪	The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
▪	An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
▪	Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

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DECREASE in Coverage Rules

▪	The amount of any decrease may be no less than $1,000.
▪	Any reduction in the Specified Amount will be in the following order:
•	first, reduce the most recent increase of the Specified Amount;
•	then, the next most recent increases; and
•	finally, the Policy's initial Specified Amount.
▪	Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
▪	The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

Policy Loans

You may obtain a loan secured by the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

▪  the Cash Surrender Value; minus

▪  loan interest on Policy Debt including the requested loan to the next Annual Date; minus

▪  the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.
Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

▪  the Account Value; plus

▪  the sum of partial withdrawals taken, minus

▪  the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.

Loan Rules

▪	The Policy must be assigned to us as security for the loan.
▪	We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
▪	Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
▪	If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
▪	You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
▪	The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
▪	We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.
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Cash Surrender

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

Cash Surrender Rules

▪	We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	The Policy has no Surrender charge.
▪	We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

If Death Benefit Option C (described above) is in effect and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
▪	The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
•	The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds

▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	We may require proof of your age or survival or the age or survival of the payee.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

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TAX MATTERS

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

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Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Ameritas Advisor VUL	38

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstances.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Ameritas Advisor VUL	39

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

HOW TO GET FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Ameritas Advisor VUL	40

APPENDIX A: OPTIONAL FEATURES

This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

Accelerated Benefit Rider

This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

Children's Insurance Rider

This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

Paid-Up Insurance Benefit Endorsement

This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

Term Insurance Rider

This rider provides term insurance upon an individual other than the Insured.

Waiver of Monthly Deduction Rider

This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Company, We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Ameritas Advisor VUL	41

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 O Street, Lincoln, NE 68510), fax 402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

Illustrations

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

Statement of Additional Information; Registration Statement

A Statement of Additional Information ("SAI") dated May 1, 2018 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number below. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's website (www.sec.gov), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-942-8090.)

Ameritas Advisor VUL	42

REPORTS TO YOU

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue (without charge), telephone us at:

Ameritas Life Insurance Corp.

Telephone: 800-255-9678

for all other matters, write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-255-9678

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: ameritasdirect.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2018 Ameritas Life Insurance Corp.	SEC Registration #: 811-08868

Ameritas Advisor VUL	43

Statement of Additional Information: May 1, 2018
to accompany Policy Prospectuses dated May 1, 2018

LOW-LOAD Variable Life Insurance Policies
offered through
Ameritas Life Insurance Corp. Separate Account LLVL

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-255-9678

Fax: 402-467-7335

ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3
DISTRIBUTION OF MATERIALS
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	4
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritasdirect.com or by calling us at 800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, vision, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

We are a stock life insurance company – Nebraska’s first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC") a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"). Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Services

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the " Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc. All parties to the

ALIC Separate Account LLVL	SAI:1	Statement of Additional Information

Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company ("AMHC") or have since been merged into or dissolved by wholly owned subsidiaries of AMHC. Ameritas Life made no payments for administrative services provided by affiliated companies in 2015, 2016, or 2017.

Ameritas Life entered in to a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP"), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. AIP no longer provides such services, and the relevant provisions of the Services Agreement were terminated on December 10, 2015. For past services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2015	2016	2017
Ameritas Investment Partners, Inc.	$768	$0	$0

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 O Street, Lincoln, Nebraska 68510. AIC is a wholly owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2015	2016	2017
Variable life insurance compensation we paid to AIC that was paid to other broker-dealers and representatives (not kept by AIC).	$12,897	$17,510	$16,167
Variable life insurance compensation earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable life insurance Principal Underwriter services.	$157,108	$26,238	$37,329

DISTRIBUTION OF THE POLICY

Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products

Ameritas Advisor VUL: We pay as commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Distribution Compensation for Products No Longer Being Sold

Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.

Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

ALIC Separate Account LLVL	SAI:2	Statement of Additional Information

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For the Advisor VUL, guaranteed cost of insurance rates are based on the gender-distinct smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options , limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

ALIC Separate Account LLVL	SAI:3	Statement of Additional Information

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount. Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2017, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL	SAI:4	Statement of Additional Information

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2017
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the “Account”) as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 16, 2018

We have served as the Account’s auditor since 1996.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
247,830.150 shares at $2.230 per share (cost $508,211)	$552,661
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
3,820.376 shares at $31.96 per share (cost $115,506)	122,099
Deutsche Investments VIT Funds (Scudder):
Deutsche Equity 500 Index VIP Portfolio, Class A (Equity 500) -
9,929.990 shares at $22.19 per share (cost $151,768)	220,346
Deutsche Small Cap Index VIP Portfolio, Class A (Small Cap) -
33,966.443 shares at $18.29 per share (cost $487,593)	621,246
Deutsche Variable Series II (Scudder):
Deutsche Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
15,289.370 shares at $17.88 per share (cost $237,111)	273,374
Deutsche International Growth VIP Portfolio, Class A (Global) -
2,470.521 shares at $13.90 per share (cost $29,805)	34,340
Deutsche Variable Series I (Scudder):
Deutsche Capital Growth VIP Portfolio, Class A (Growth) -
8,435.767 shares at $30.86 per share (cost $233,225)	260,328
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
102,918.494 shares at $37.94 per share (cost $3,080,665)	3,904,728
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
23,459.260 shares at $37.77 per share (cost $654,565)	886,056
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
6,049.881 shares at $5.42 per share (cost $33,638)	32,790
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
67,276.320 shares at $12.80 per share (cost $867,100)	861,137
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
94,670.893 shares at $38.60 per share (cost $2,975,340)	3,654,296
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
51,381.130 shares at $22.87 per share (cost $1,029,646)	1,175,086
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
99,554.467 shares at $11.50 per share (cost $1,145,358)	1,144,876
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
9,694.532 shares at $23.89 per share (cost $212,381)	231,602
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
31,531.536 shares at $5.45 per share (cost $176,163)	171,847
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
7,219.192 shares at $38.94 per share (cost $246,423)	281,115

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Government Money Market Portfolio, Initial Class (Money Market) -
7,721,241.990 shares at $1.00 per share (cost $7,721,242)	$7,721,242
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
36,884.085 shares at $27.18 per share (cost $764,084)	1,002,509
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
54,130.691 shares at $26.44 per share (cost $1,466,524)	1,431,215
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
36,167.105 shares at $22.97 per share (cost $626,924)	830,758
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
28,889.768 shares at $39.89 per share (cost $974,870)	1,152,413
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
374.123 shares at $62.97 per share (cost $21,374)	23,559
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,142.028 shares at $36.51 per share (cost $25,093)	41,695
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
230.906 shares at $16.15 per share (cost $4,079)	3,729
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
85,057.564 shares at $10.46 per share (cost $923,606)	889,702
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
92,398.032 shares at $27.79 per share (cost $2,220,707)	2,567,741
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
167,459.704 shares at $16.71 per share (cost $2,233,278)	2,798,252
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
956.865 shares at $19.58 per share (cost $15,586)	18,735
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
4,136.704 shares at $112.99 per share (cost $424,570)	467,406
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
38,123.764 shares at $38.70 per share (cost $1,183,961)	1,475,390
Rydex Precious Metals Fund Portfolio (Precious Metals) -
36,222.634 shares at $30.30 per share (cost $1,194,554)	1,097,546
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
1,565.452 shares at $69.60 per share (cost $142,252)	108,955
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
4,090.227 shares at $31.79 per share (cost $146,891)	130,028

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
2,388.244 shares at $17.59 per share (cost $38,619)	$42,009
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
135,970.547 shares at $18.48 per share (cost $2,252,897)	2,512,736
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Equity Index Portfolio (Equity Index) -
625,284.971 shares at $41.17 per share (cost $17,679,564)	25,742,982
Vanguard Total Bond Market Index Portfolio (Total Bond) -
465,521.984 shares at $11.85 per share (cost $5,472,963)	5,516,436
Vanguard REIT Index Portfolio (REIT Index) -
474,580.849 shares at $13.14 per share (cost $5,985,908)	6,235,992
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
297,760.401 shares at $23.72 per share (cost $5,444,598)	7,062,877
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
278,962.113 shares at $38.26 per share (cost $8,376,252)	10,673,090
Vanguard Conservative Allocation Portfolio (Conservative) -
42.261 shares at $25.84 per share (cost $1,043)	1,092
Vanguard Moderate Allocation Portfolio (Moderate) -
2,656.864 shares at $29.35 per share (cost $72,269)	77,979
Vanguard Short-Term Investment-Grade Portfolio (Short-Term) -
53,502.828 shares at $10.62 per share (cost $568,623)	568,200
Vanguard Equity Income Portfolio (Equity Income) -
346,033.476 shares at $24.64 per share (cost $6,426,003)	8,526,265
Vanguard Growth Portfolio (Growth) -
462,912.759 shares at $23.99 per share (cost $8,041,125)	11,105,277
Vanguard Balanced Portfolio (Balanced) -
346,450.368 shares at $24.80 per share (cost $6,993,186)	8,591,969
Vanguard High Yield Bond Portfolio (High Yield Bond) -
301,982.228 shares at $8.13 per share (cost $2,312,519)	2,455,116
Vanguard International Portfolio (International) -
539,906.093 shares at $27.34 per share (cost $10,053,531)	14,761,033
Vanguard Diversified Value Portfolio (Diversified) -
230,936.592 shares at $17.04 per share (cost $3,402,524)	3,935,160
Vanguard Small Company Growth Portfolio (Small Company Growth) -
589,453.879 shares at $24.62 per share (cost $11,537,342)	14,512,355

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund Portfolio, Class 2 (Discovery) -
16,369.900 shares at $31.74 per share (cost $433,353)	$519,581
Wells Fargo VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
31,158.601 shares at $27.14 per share (cost $728,550)	845,644
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
50,397.499 shares at $22.75 per share (cost $970,837)	1,146,543
American Century VP International Fund Portfolio, Class I (International) -
39,172.159 shares at $12.18 per share (cost $426,723)	477,117
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
73,256.145 shares at $16.51 per share (cost $1,298,954)	1,209,459
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
23,750.867 shares at $29.50 per share (cost $727,818)	700,651
MFS Variable Insurance Trust II (MFS):
MFS Research International Portfolio, Initial Class (Research) -
49,461.805 shares at $17.05 per share (cost $753,135)	843,324
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
2,001.138 shares at $91.21 per share (cost $155,210)	182,524
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
911.537 shares at $117.49 per share (cost $72,124)	107,096
Calvert VP S&P 500 Index Portfolio (S&P 500) -
7,268.300 shares at $141.18 per share (cost $862,921)	1,026,139
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
4,498.433 shares at $84.82 per share (cost $353,783)	381,557
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
15,414.496 shares at $18.18 per share (cost $248,473)	280,236
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
17,114.062 shares at $18.90 per share (cost $284,937)	323,456
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
0.000 shares at $19.31 per share (cost $0)	-
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
135,172.928 shares at $31.22 per share (cost $2,931,443)	4,220,099

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2017

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
160,897.056 shares at $17.64 per share (cost $2,368,159)	$2,838,224
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio, Administrative Class (Commodity) -
53,865.731 shares at $7.16 per share (cost $532,072)	385,679
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
155,823.099 shares at $10.94 per share (cost $1,738,410)	1,704,705
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
29,143.124 shares at $10.24 per share (cost $298,909)	298,426
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
7,872.930 shares at $10.63 per share (cost $84,840)	83,689
VA International Small Portfolio (Small) -
34,013.435 shares at $14.06 per share (cost $442,795)	478,229
VA International Value Portfolio (Value) -
24,498.672 shares at $13.66 per share (cost $287,296)	334,652
VA Short-Term Fixed Portfolio (Fixed) -
12,172.512 shares at $10.16 per share (cost $124,249)	123,672
VA U.S. Large Value Portfolio (Large) -
31,837.240 shares at $26.92 per share (cost $786,878)	857,059
VA U.S. Targeted Value Portfolio (Targeted) -
19,653.487 shares at $19.69 per share (cost $366,689)	386,977
VA Global Moderate Allocation Portfolio (Global) -
3,640.348 shares at $12.80 per share (cost $44,945)	46,596

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$178,310,704

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,943
Mortality and expense risk charge	(3,771)
Net investment income(loss)	7,172

Realized gain(loss) on investments:
Net realized gain distributions	5,569
Net realized gain(loss) on sale of fund shares	6,094
Net realized gain(loss)	11,663

Change in unrealized appreciation/depreciation	38,347

Net increase(decrease) in net assets resulting
from operations	$57,182

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,172	$5,797
Net realized gain(loss)	11,663	18,901
Net change in unrealized appreciation/depreciation	38,347	18,052
Net increase(decrease) in net assets resulting
from operations	57,182	42,750

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,448	50,422
Subaccounts transfers (including fixed account), net	(48,975)	(1,883)
Transfers for policyowner benefits and terminations	(19,420)	(38)
Policyowner maintenance charges	(10,187)	(11,315)
Net increase(decrease) from policyowner transactions	(41,134)	37,186

Total increase(decrease) in net assets	16,048	79,936
Net assets at beginning of period	536,613	456,677
Net assets at end of period	$552,661	$536,613

The accompanying notes are an integral part of these financial statements.

FS-8

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2017		2017		2017

$812		$3,436		$7,292
(779)		(594)		(4,736)
33		2,842		2,556

-		9,651		28,237
-		703		64,851
-		10,354		93,088

12,211		25,158		(5,544)

$12,244		$38,354		$90,100

Mid Cap		Equity 500		Small Cap

2017	2016	2017	2016	2017	2016

$33	$(839)	$2,842	$3,432	$2,556	$2,672
-	15,640	10,354	24,445	93,088	77,022
12,211	(7,878)	25,158	(6,770)	(5,544)	28,190

12,244	6,923	38,354	21,107	90,100	107,884

-	-	3,702	8,412	29,928	39,945
-	(4,257)	(1)	(37,460)	(144,014)	(55,279)
-	(4,677)	-	-	(30,876)	(230,668)
(5,001)	(5,297)	(2,154)	(2,126)	(22,356)	(21,711)
(5,001)	(14,231)	1,547	(31,174)	(167,318)	(267,713)

7,243	(7,308)	39,901	(10,067)	(77,218)	(159,829)
114,856	122,164	180,445	190,512	698,464	858,293
$122,099	$114,856	$220,346	$180,445	$621,246	$698,464

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,339
Mortality and expense risk charge	(2,283)
Net investment income(loss)	56

Realized gain(loss) on investments:
Net realized gain distributions	6,946
Net realized gain(loss) on sale of fund shares	31,314
Net realized gain(loss)	38,260

Change in unrealized appreciation/depreciation	(2,200)

Net increase(decrease) in net assets resulting
from operations	$36,116

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$56	$(248)
Net realized gain(loss)	38,260	37,077
Net change in unrealized appreciation/depreciation	(2,200)	24,913
Net increase(decrease) in net assets resulting
from operations	36,116	61,742

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,283	22,366
Subaccounts transfers (including fixed account), net	(221,636)	43,719
Transfers for policyowner benefits and terminations	(8,250)	(6,347)
Policyowner maintenance charges	(13,060)	(13,784)
Net increase(decrease) from policyowner transactions	(221,663)	45,954

Total increase(decrease) in net assets	(185,547)	107,696
Net assets at beginning of period	458,921	351,225
Net assets at end of period	$273,374	$458,921

The accompanying notes are an integral part of these financial statements.

FS-10

Scudder				Fidelity

Global		Growth		Contrafund IC

2017		2017		2017

$123		$1,620		$36,721
(263)		(1,610)		(26,616)
(140)		10		10,105

-		17,137		193,387
5,141		377		61,770
5,141		17,514		255,157

2,327		33,484		429,970

$7,328		$51,008		$695,232

Global		Growth		Contrafund IC

2017	2016	2017	2016	2017	2016

$(140)	$73	$10	$143	$10,105	$1,709
5,141	1,346	17,514	9,674	255,157	318,849
2,327	71	33,484	(4,531)	429,970	(83,894)

7,328	1,490	51,008	5,286	695,232	236,664

5,368	5,363	19,978	20,288	151,884	146,311
(4,976)	(2,946)	730	17,421	(79,381)	(10,875)
-	(10,327)	(263)	(1,610)	(137,702)	(374,180)
(2,646)	(3,026)	(5,386)	(5,919)	(94,607)	(95,913)
(2,254)	(10,936)	15,059	30,180	(159,806)	(334,657)

5,074	(9,446)	66,067	35,466	535,426	(97,993)
29,266	38,712	194,261	158,795	3,369,302	3,467,295
$34,340	$29,266	$260,328	$194,261	$3,904,728	$3,369,302

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,819
Mortality and expense risk charge	(3,532)
Net investment income(loss)	4,287

Realized gain(loss) on investments:
Net realized gain distributions	49,946
Net realized gain(loss) on sale of fund shares	54,286
Net realized gain(loss)	104,232

Change in unrealized appreciation/depreciation	68,330

Net increase(decrease) in net assets resulting
from operations	$176,849

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,287	$2,483
Net realized gain(loss)	104,232	69,354
Net change in unrealized appreciation/depreciation	68,330	(8,379)
Net increase(decrease) in net assets resulting
from operations	176,849	63,458

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	7,955	9,679
Subaccounts transfers (including fixed account), net	(205,213)	16,666
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(8,159)	(7,458)
Net increase(decrease) from policyowner transactions	(205,417)	18,887

Total increase(decrease) in net assets	(28,568)	82,345
Net assets at beginning of period	914,624	832,279
Net assets at end of period	$886,056	$914,624

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
High Income		Inv. Grade
SC		Bond IC		Mid Cap SC

2017		2017		2017

$2,809		$19,995		$21,368
(617)		(4,628)		(24,653)
2,192		15,367		(3,285)

-		3,216		164,404
(1,136)		(535)		56,483
(1,136)		2,681		220,887

9,334		9,335		414,168

$10,390		$27,383		$631,770

High Income SC		Inv. Grade Bond IC		Mid Cap SC

2017	2016	2017	2016	2017	2016

$2,192	$10,334	$15,367	$11,261	$(3,285)	$(9,486)
(1,136)	(1,653)	2,681	649	220,887	208,561
9,334	20,027	9,335	7,209	414,168	173,722

10,390	28,708	27,383	19,119	631,770	372,797

419	341	55,126	47,213	117,349	119,303
(202,490)	(19,122)	167,711	132,200	(451,243)	18,024
-	-	(31,461)	(11,713)	(20,284)	(200,821)
(2,684)	(2,891)	(24,428)	(21,882)	(83,603)	(82,580)
(204,755)	(21,672)	166,948	145,818	(437,781)	(146,074)

(194,365)	7,036	194,331	164,937	193,989	226,723
227,155	220,119	666,806	501,869	3,460,307	3,233,584
$32,790	$227,155	$861,137	$666,806	$3,654,296	$3,460,307

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,317
Mortality and expense risk charge	(6,050)
Net investment income(loss)	6,267

Realized gain(loss) on investments:
Net realized gain distributions	805
Net realized gain(loss) on sale of fund shares	19,980
Net realized gain(loss)	20,785

Change in unrealized appreciation/depreciation	196,006

Net increase(decrease) in net assets resulting
from operations	$223,058

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$6,267	$5,533
Net realized gain(loss)	20,785	(1,149)
Net change in unrealized appreciation/depreciation	196,006	(45,367)
Net increase(decrease) in net assets resulting
from operations	223,058	(40,983)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	52,416	52,403
Subaccounts transfers (including fixed account), net	237,713	13,911
Transfers for policyowner benefits and terminations	(15,233)	(23,199)
Policyowner maintenance charges	(24,943)	(23,850)
Net increase(decrease) from policyowner transactions	249,953	19,265

Total increase(decrease) in net assets	473,011	(21,718)
Net assets at beginning of period	702,075	723,793
Net assets at end of period	$1,175,086	$702,075

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
				High Income
Strategic IC		Equity Inc. IC		IC

2017		2017		2017

$35,566		$4,007		$8,913
(7,214)		(1,642)		(1,078)
28,352		2,365		7,835

5,752		4,833		-
5,753		4,329		(366)
11,505		9,162		(366)

37,077		15,816		3,395

$76,934		$27,343		$10,864

Strategic IC		Equity Inc. IC		High Income IC

2017	2016	2017	2016	2017	2016

$28,352	$32,115	$2,365	$3,452	$7,835	$13,130
11,505	(4,721)	9,162	11,972	(366)	(1,988)
37,077	47,704	15,816	17,703	3,395	20,517

76,934	75,098	27,343	33,127	10,864	31,659

60,138	54,433	17,316	14,149	14,140	18,223
(45,655)	13,939	4,474	2,014	(138,576)	74,517
(17,028)	(43,287)	(38,159)	(6,241)	(2,768)	(4,943)
(32,187)	(25,814)	(6,278)	(5,198)	(6,584)	(7,548)
(34,732)	(729)	(22,647)	4,724	(133,788)	80,249

42,202	74,369	4,696	37,851	(122,924)	111,908
1,102,674	1,028,305	226,906	189,055	294,771	182,863
$1,144,876	$1,102,674	$231,602	$226,906	$171,847	$294,771

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,531
Mortality and expense risk charge	(1,482)
Net investment income(loss)	49

Realized gain(loss) on investments:
Net realized gain distributions	9,183
Net realized gain(loss) on sale of fund shares	660
Net realized gain(loss)	9,843

Change in unrealized appreciation/depreciation	29,484

Net increase(decrease) in net assets resulting
from operations	$39,376

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$49	$(312)
Net realized gain(loss)	9,843	8,031
Net change in unrealized appreciation/depreciation	29,484	11,537
Net increase(decrease) in net assets resulting
from operations	39,376	19,256

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	27,523	25,476
Subaccounts transfers (including fixed account), net	40,308	(19,167)
Transfers for policyowner benefits and terminations	(125)	(5,220)
Policyowner maintenance charges	(8,500)	(8,002)
Net increase(decrease) from policyowner transactions	59,206	(6,913)

Total increase(decrease) in net assets	98,582	12,343
Net assets at beginning of period	182,533	170,190
Net assets at end of period	$281,115	$182,533

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity		AIM

Money Market		Dividend		Health

2017		2017		2017

$70,787		$16,264		$6,126
(72,130)		(6,922)		(9,165)
(1,343)		9,342		(3,039)

-		33,337		85,097
-		92,688		(1,082)
-		126,025		84,015

-		(51,635)		147,138

$(1,343)		$83,732		$228,114

Money Market		Dividend		Health

2017	2016	2017	2016	2017	2016

$(1,343)	$(22,601)	$9,342	$7,158	$(3,039)	$(9,805)
-	-	126,025	31,381	84,015	243,285
-	-	(51,635)	120,863	147,138	(446,448)

(1,343)	(22,601)	83,732	159,402	228,114	(212,968)

2,411,587	646,450	17,640	18,055	33,583	43,950
(3,943,183)	10,767,342	(313,967)	(11,061)	(225,042)	(169,215)
(1,284,105)	(84,100)	(12,912)	(27,986)	(29,273)	(23,138)
(537,142)	(231,663)	(22,370)	(25,683)	(32,316)	(38,404)
(3,352,843)	11,098,029	(331,609)	(46,675)	(253,048)	(186,807)

(3,354,186)	11,075,428	(247,877)	112,727	(24,934)	(399,775)
11,075,428	-	1,250,386	1,137,659	1,456,149	1,855,924
$7,721,242	$11,075,428	$1,002,509	$1,250,386	$1,431,215	$1,456,149

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(5,013)
Net investment income(loss)	(5,013)

Realized gain(loss) on investments:
Net realized gain distributions	39,803
Net realized gain(loss) on sale of fund shares	41,743
Net realized gain(loss)	81,546

Change in unrealized appreciation/depreciation	159,295

Net increase(decrease) in net assets resulting
from operations	$235,828

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,013)	$(4,484)
Net realized gain(loss)	81,546	43,040
Net change in unrealized appreciation/depreciation	159,295	(44,544)
Net increase(decrease) in net assets resulting
from operations	235,828	(5,988)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	24,228	27,041
Subaccounts transfers (including fixed account), net	(93,544)	(15,257)
Transfers for policyowner benefits and terminations	(26,195)	(13,617)
Policyowner maintenance charges	(21,945)	(19,596)
Net increase(decrease) from policyowner transactions	(117,456)	(21,429)

Total increase(decrease) in net assets	118,372	(27,417)
Net assets at beginning of period	712,386	739,803
Net assets at end of period	$830,758	$712,386

The accompanying notes are an integral part of these financial statements.

FS-18

AIM				Janus

Intl. Growth		Franchise		Growth

2017		2017		2017

$15,597		$16		$170
(6,426)		(135)		(324)
9,171		(119)		(154)

-		1,516		433
6,252		553		4,216
6,252		2,069		4,649

191,035		1,843		5,960

$206,458		$3,793		$10,455

Intl. Growth		Franchise		Growth

2017	2016	2017	2016	2017	2016

$9,171	$6,295	$(119)	$(92)	$(154)	$(100)
6,252	1,448	2,069	1,187	4,649	4,890
191,035	(15,877)	1,843	(915)	5,960	(5,051)

206,458	(8,134)	3,793	180	10,455	(261)

43,009	45,822	4,419	560	-	-
16,966	(42,644)	3,688	(608)	(187)	-
(20,254)	(194,834)	-	-	(4,852)	-
(21,409)	(25,689)	(1,027)	(327)	(7,041)	(7,468)
18,312	(217,345)	7,080	(375)	(12,080)	(7,468)

224,770	(225,479)	10,873	(195)	(1,625)	(7,729)
927,643	1,153,122	12,686	12,881	43,320	51,049
$1,152,413	$927,643	$23,559	$12,686	$41,695	$43,320

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Guardian

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11
Mortality and expense risk charge	(10)
Net investment income(loss)	1

Realized gain(loss) on investments:
Net realized gain distributions	419
Net realized gain(loss) on sale of fund shares	(41)
Net realized gain(loss)	378

Change in unrealized appreciation/depreciation	366

Net increase(decrease) in net assets resulting
from operations	$745

	Guardian

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1	$47
Net realized gain(loss)	378	(1,038)
Net change in unrealized appreciation/depreciation	366	2,697
Net increase(decrease) in net assets resulting
from operations	745	1,706

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	372	1,362
Subaccounts transfers (including fixed account), net	-	(17,999)
Transfers for policyowner benefits and terminations	-	1
Policyowner maintenance charges	(352)	(944)
Net increase(decrease) from policyowner transactions	20	(17,580)

Total increase(decrease) in net assets	765	(15,874)
Net assets at beginning of period	2,964	18,838
Net assets at end of period	$3,729	$2,964

The accompanying notes are an integral part of these financial statements.

FS-20

Neuberger Berman

Bond		Mid-Cap		Partners

2017		2017		2017

$13,384		$-		$15,682
(6,642)		(12,941)		(17,344)
6,742		(12,941)		(1,662)

-		46,734		73,384
(6,580)		17,551		31,516
(6,580)		64,285		104,900

1,402		421,465		213,527

$1,564		$472,809		$316,765

Bond		Mid-Cap		Partners

2017	2016	2017	2016	2017	2016

$6,742	$5,589	$(12,941)	$(12,020)	$(1,662)	$2,040
(6,580)	(10,453)	64,285	75,608	104,900	206,637
1,402	9,414	421,465	1,562	213,527	328,243

1,564	4,550	472,809	65,150	316,765	536,920

37,753	45,799	52,026	59,730	86,313	97,409
(40,707)	(113,085)	535,370	26,678	(4,815)	12,565
(52,357)	(24,828)	(182,123)	(10,951)	(64,639)	(31,070)
(35,076)	(35,698)	(100,221)	(93,921)	(102,706)	(102,386)
(90,387)	(127,812)	305,052	(18,464)	(85,847)	(23,482)

(88,823)	(123,262)	777,861	46,686	230,918	513,438
978,525	1,101,787	1,789,880	1,743,194	2,567,334	2,053,896
$889,702	$978,525	$2,567,741	$1,789,880	$2,798,252	$2,567,334

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Regency

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$509
Mortality and expense risk charge	(446)
Net investment income(loss)	63

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	8,249
Net realized gain(loss)	8,249

Change in unrealized appreciation/depreciation	280

Net increase(decrease) in net assets resulting
from operations	$8,592

	Regency

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$63	$(53)
Net realized gain(loss)	8,249	949
Net change in unrealized appreciation/depreciation	280	2,514
Net increase(decrease) in net assets resulting
from operations	8,592	3,410

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	3,702	895
Subaccounts transfers (including fixed account), net	(47,785)	45,378
Transfers for policyowner benefits and terminations	(1,726)	-
Policyowner maintenance charges	(2,764)	(1,329)
Net increase(decrease) from policyowner transactions	(48,573)	44,944

Total increase(decrease) in net assets	(39,981)	48,354
Net assets at beginning of period	58,716	10,362
Net assets at end of period	$18,735	$58,716

The accompanying notes are an integral part of these financial statements.

FS-22

Rydex
				Precious
Nova		NASDAQ		Metals

2017		2017		2017

$247		$-		$52,270
(3,489)		(8,809)		(7,233)
(3,242)		(8,809)		45,037

21,730		102,711		-
139,603		41,938		(24,840)
161,333		144,649		(24,840)

(24,486)		215,092		55,576

$133,605		$350,932		$75,773

Nova		NASDAQ		Precious Metals

2017	2016	2017	2016	2017	2016

$(3,242)	$(2,980)	$(8,809)	$(8,608)	$45,037	$(7,553)
161,333	(13,674)	144,649	173,525	(24,840)	(35,359)
(24,486)	68,668	215,092	(104,194)	55,576	474,942

133,605	52,014	350,932	60,723	75,773	432,030

26,652	26,237	26,708	37,944	65,129	71,306
119,303	(17,771)	(38,445)	(91,461)	69,287	(90,271)
(212,782)	(14,522)	(78,965)	(2,362)	(36,662)	(59,398)
(47,613)	(36,972)	(47,656)	(62,627)	(48,443)	(44,631)
(114,440)	(43,028)	(138,358)	(118,506)	49,311	(122,994)

19,165	8,986	212,574	(57,783)	125,084	309,036
448,241	439,255	1,262,816	1,320,599	972,462	663,426
$467,406	$448,241	$1,475,390	$1,262,816	$1,097,546	$972,462

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Inv. S&P 500

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(772)
Net investment income(loss)	(772)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(14,513)
Net realized gain(loss)	(14,513)

Change in unrealized appreciation/depreciation	(9,382)

Net increase(decrease) in net assets resulting
from operations	$(24,667)

	Inv. S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(772)	$(1,522)
Net realized gain(loss)	(14,513)	(11,377)
Net change in unrealized appreciation/depreciation	(9,382)	(14,532)
Net increase(decrease) in net assets resulting
from operations	(24,667)	(27,431)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,375	3,265
Subaccounts transfers (including fixed account), net	(1,407)	35,880
Transfers for policyowner benefits and terminations	(30,927)	(5,896)
Policyowner maintenance charges	(7,542)	(9,669)
Net increase(decrease) from policyowner transactions	(28,501)	23,580

Total increase(decrease) in net assets	(53,168)	(3,851)
Net assets at beginning of period	162,123	165,974
Net assets at end of period	$108,955	$162,123

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex				Third Avenue
Gov. Long		Sector
Bond		Rotation		Value

2017		2017		2017

$2,013		$15		$22,656
(1,105)		(137)		(18,117)
908		(122)		4,539

-		-		-
(35,822)		507		31,697
(35,822)		507		31,697

50,389		3,277		279,383

$15,475		$3,662		$315,619

Gov. Long Bond		Sector Rotation		Value

2017	2016	2017	2016	2017	2016

$908	$636	$(122)	$(112)	$4,539	$1,611
(35,822)	(16,810)	507	(188)	31,697	(60,366)
50,389	21,538	3,277	414	279,383	332,576

15,475	5,364	3,662	114	315,619	273,821

12,045	10,520	1,582	705	87,432	97,213
(136,807)	(61,362)	21,708	(102)	(167,318)	(323,788)
-	(1,970)	-	-	(255,357)	(116,824)
(13,710)	(20,846)	(343)	(272)	(71,445)	(75,720)
(138,472)	(73,658)	22,947	331	(406,688)	(419,119)

(122,997)	(68,294)	26,609	445	(91,069)	(145,298)
253,025	321,319	15,400	14,955	2,603,805	2,749,103
$130,028	$253,025	$42,009	$15,400	$2,512,736	$2,603,805

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Equity Index

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$421,164
Mortality and expense risk charge	(148,452)
Net investment income(loss)	272,712

Realized gain(loss) on investments:
Net realized gain distributions	719,352
Net realized gain(loss) on sale of fund shares	397,034
Net realized gain(loss)	1,116,386

Change in unrealized appreciation/depreciation	3,089,964

Net increase(decrease) in net assets resulting
from operations	$4,479,062

	Equity Index

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$272,712	$286,117
Net realized gain(loss)	1,116,386	597,441
Net change in unrealized appreciation/depreciation	3,089,964	1,155,716
Net increase(decrease) in net assets resulting
from operations	4,479,062	2,039,274

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	748,562	822,287
Subaccounts transfers (including fixed account), net	26,618	812,462
Transfers for policyowner benefits and terminations	(338,714)	(379,802)
Policyowner maintenance charges	(617,309)	(606,929)
Net increase(decrease) from policyowner transactions	(180,843)	648,018

Total increase(decrease) in net assets	4,298,219	2,687,292
Net assets at beginning of period	21,444,763	18,757,471
Net assets at end of period	$25,742,982	$21,444,763

The accompanying notes are an integral part of these financial statements.

FS-26

Vanguard

Total Bond		REIT Index		Mid-Cap

2017		2017		2017

$136,918		$143,714		$87,073
(37,422)		(38,031)		(45,585)
99,496		105,683		41,488

18,433		256,290		318,270
(2,028)		13,365		233,335
16,405		269,655		551,605

40,135		(136,027)		574,337

$156,036		$239,311		$1,167,430

Total Bond		REIT Index		Mid-Cap

2017	2016	2017	2016	2017	2016

$99,496	$95,263	$105,683	$111,620	$41,488	$41,363
16,405	36,240	269,655	452,362	551,605	451,891
40,135	(17,294)	(136,027)	(144,626)	574,337	114,722

156,036	114,209	239,311	419,356	1,167,430	607,976

329,637	319,880	362,786	416,416	332,446	255,371
246,320	(159,112)	125,709	(289,886)	(671,712)	416,798
(291,217)	(231,925)	(103,620)	(239,456)	(253,757)	(210,376)
(209,584)	(219,151)	(155,220)	(165,351)	(185,752)	(178,688)
75,156	(290,308)	229,655	(278,277)	(778,775)	283,105

231,192	(176,099)	468,966	141,079	388,655	891,081
5,285,244	5,461,343	5,767,026	5,625,947	6,674,222	5,783,141
$5,516,436	$5,285,244	$6,235,992	$5,767,026	$7,062,877	$6,674,222

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Stock Market
	Index

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$172,882
Mortality and expense risk charge	(64,824)
Net investment income(loss)	108,058

Realized gain(loss) on investments:
Net realized gain distributions	471,109
Net realized gain(loss) on sale of fund shares	159,354
Net realized gain(loss)	630,463

Change in unrealized appreciation/depreciation	967,944

Net increase(decrease) in net assets resulting
from operations	$1,706,465

	Stock Market Index

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$108,058	$58,445
Net realized gain(loss)	630,463	445,284
Net change in unrealized appreciation/depreciation	967,944	393,128
Net increase(decrease) in net assets resulting
from operations	1,706,465	896,857

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	346,647	274,093
Subaccounts transfers (including fixed account), net	642,521	83,312
Transfers for policyowner benefits and terminations	(250,513)	(252,284)
Policyowner maintenance charges	(199,742)	(195,594)
Net increase(decrease) from policyowner transactions	538,913	(90,473)

Total increase(decrease) in net assets	2,245,378	806,384
Net assets at beginning of period	8,427,712	7,621,328
Net assets at end of period	$10,673,090	$8,427,712

The accompanying notes are an integral part of these financial statements.

FS-28

Vanguard

Conservative		Moderate		Short-Term

2017		2017		2017

$129		$1,040		$5,080
(159)		(438)		(2,484)
(30)		602		2,596

114		1,152		438
1,823		58		(610)
1,937		1,210		(172)

203		5,561		(440)

$2,110		$7,373		$1,984

Conservative		Moderate		Short-Term

2017	2016	2017	2016	2017	2016

$(30)	$(49)	$602	$(30)	$2,596	$(237)
1,937	(4)	1,210	-	(172)	(445)
203	(155)	5,561	149	(440)	17

2,110	(208)	7,373	119	1,984	(665)

-	965	1,796	263	34,367	1,432
(14,441)	19,283	59,534	11,079	455,131	99,339
-	-	-	-	-	-
(6,019)	(598)	(2,021)	(164)	(17,644)	(5,744)
(20,460)	19,650	59,309	11,178	471,854	95,027

(18,350)	19,442	66,682	11,297	473,838	94,362
19,442	-	11,297	-	94,362	-
$1,092	$19,442	$77,979	$11,297	$568,200	$94,362

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Equity
	Income

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$214,953
Mortality and expense risk charge	(56,192)
Net investment income(loss)	158,761

Realized gain(loss) on investments:
Net realized gain distributions	270,628
Net realized gain(loss) on sale of fund shares	306,447
Net realized gain(loss)	577,075

Change in unrealized appreciation/depreciation	619,025

Net increase(decrease) in net assets resulting
from operations	$1,354,861

	Equity Income

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$158,761	$168,215
Net realized gain(loss)	577,075	722,452
Net change in unrealized appreciation/depreciation	619,025	230,585
Net increase(decrease) in net assets resulting
from operations	1,354,861	1,121,252

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	217,888	236,245
Subaccounts transfers (including fixed account), net	(954,449)	39,677
Transfers for policyowner benefits and terminations	(287,861)	(612,638)
Policyowner maintenance charges	(335,182)	(342,391)
Net increase(decrease) from policyowner transactions	(1,359,604)	(679,107)

Total increase(decrease) in net assets	(4,743)	442,145
Net assets at beginning of period	8,531,008	8,088,863
Net assets at end of period	$8,526,265	$8,531,008

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
				High Yield
Growth		Balanced		Bond

2017		2017		2017

$50,557		$203,691		$125,236
(63,934)		(56,312)		(17,581)
(13,377)		147,379		107,655

598,357		320,841		-
213,992		158,599		22,872
812,349		479,440		22,872

1,712,935		473,268		25,457

$2,511,907		$1,100,087		$155,984

Growth		Balanced		High Yield Bond

2017	2016	2017	2016	2017	2016

$(13,377)	$(11,215)	$147,379	$145,502	$107,655	$93,765
812,349	1,136,697	479,440	435,400	22,872	3,936
1,712,935	(1,300,157)	473,268	211,050	25,457	122,365

2,511,907	(174,675)	1,100,087	791,952	155,984	220,066

302,307	332,532	256,654	283,385	112,527	101,887
365,806	(252,156)	(50,471)	(369,894)	(223,494)	606,329
(536,849)	(231,138)	(750,488)	(103,656)	(60,680)	(89,006)
(309,734)	(333,089)	(276,900)	(276,436)	(92,463)	(87,367)
(178,470)	(483,851)	(821,205)	(466,601)	(264,110)	531,843

2,333,437	(658,526)	278,882	325,351	(108,126)	751,909
8,771,840	9,430,366	8,313,087	7,987,736	2,563,242	1,811,333
$11,105,277	$8,771,840	$8,591,969	$8,313,087	$2,455,116	$2,563,242

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	International

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$138,676
Mortality and expense risk charge	(86,583)
Net investment income(loss)	52,093

Realized gain(loss) on investments:
Net realized gain distributions	84,818
Net realized gain(loss) on sale of fund shares	434,039
Net realized gain(loss)	518,857

Change in unrealized appreciation/depreciation	3,761,846

Net increase(decrease) in net assets resulting
from operations	$4,332,796

	International

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$52,093	$74,575
Net realized gain(loss)	518,857	274,008
Net change in unrealized appreciation/depreciation	3,761,846	(210,552)
Net increase(decrease) in net assets resulting
from operations	4,332,796	138,031

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	426,057	409,156
Subaccounts transfers (including fixed account), net	222,567	186,023
Transfers for policyowner benefits and terminations	(502,613)	(322,272)
Policyowner maintenance charges	(353,253)	(322,914)
Net increase(decrease) from policyowner transactions	(207,242)	(50,007)

Total increase(decrease) in net assets	4,125,554	88,024
Net assets at beginning of period	10,635,479	10,547,455
Net assets at end of period	$14,761,033	$10,635,479

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard				Wells Fargo
		Small Company
Diversified		Growth		Discovery

2017		2017		2017

$96,024		$60,011		$-
(23,799)		(85,344)		(3,110)
72,225		(25,333)		(3,110)

320,340		827,118		25,050
25,306		132,399		4,451
345,646		959,517		29,501

4,339		1,682,656		88,697

$422,210		$2,616,840		$115,088

Diversified		Small Company Growth		Discovery

2017	2016	2017	2016	2017	2016

$72,225	$69,665	$(25,333)	$(38,366)	$(3,110)	$(3,008)
345,646	266,551	959,517	962,054	29,501	27,728
4,339	64,327	1,682,656	532,447	88,697	11,990

422,210	400,543	2,616,840	1,456,135	115,088	36,710

137,311	131,460	428,383	429,767	16,310	15,742
199,800	(200,322)	354,274	383,472	(6,839)	71,358
(77,416)	(210,312)	(310,566)	(469,794)	(5,730)	(12,609)
(107,127)	(101,702)	(297,632)	(287,425)	(24,627)	(20,763)
152,568	(380,876)	174,459	56,020	(20,886)	53,728

574,778	19,667	2,791,299	1,512,155	94,202	90,438
3,360,382	3,340,715	11,721,056	10,208,901	425,379	334,941
$3,935,160	$3,360,382	$14,512,355	$11,721,056	$519,581	$425,379

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Wells Fargo

	Opportunity

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,394
Mortality and expense risk charge	(4,320)
Net investment income(loss)	1,074

Realized gain(loss) on investments:
Net realized gain distributions	64,849
Net realized gain(loss) on sale of fund shares	6,010
Net realized gain(loss)	70,859

Change in unrealized appreciation/depreciation	52,768

Net increase(decrease) in net assets resulting
from operations	$124,701

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,074	$6,742
Net realized gain(loss)	70,859	57,198
Net change in unrealized appreciation/depreciation	52,768	109
Net increase(decrease) in net assets resulting
from operations	124,701	64,049

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,844	11,269
Subaccounts transfers (including fixed account), net	181,412	94,725
Transfers for policyowner benefits and terminations	(1,583)	-
Policyowner maintenance charges	(18,602)	(17,817)
Net increase(decrease) from policyowner transactions	173,071	88,177

Total increase(decrease) in net assets	297,772	152,226
Net assets at beginning of period	547,872	395,646
Net assets at end of period	$845,644	$547,872

The accompanying notes are an integral part of these financial statements.

FS-34

American Century				Franklin Templeton

Mid Cap		International		Global Inc.

2017		2017		2017

$16,920		$207		$-
(7,005)		(1,105)		(8,256)
9,915		(898)		(8,256)

20,721		-		4,019
36,539		962		(10,348)
57,260		962		(6,329)

46,086		51,855		29,299

$113,261		$51,919		$14,714

Mid Cap		International		Global Inc.

2017	2016	2017	2016	2017	2016

$9,915	$9,007	$(898)	$104	$(8,256)	$(8,419)
57,260	41,187	962	(2,650)	(6,329)	(49,871)
46,086	119,325	51,855	(547)	29,299	77,946

113,261	169,519	51,919	(3,093)	14,714	19,656

62,382	49,855	2,843	3,150	79,374	86,688
(82,587)	446,599	406,938	(18,118)	(47,077)	(210,715)
(13,526)	(90,806)	-	(5,139)	(21,026)	(44,331)
(30,457)	(20,906)	(5,222)	(3,732)	(20,714)	(28,303)
(64,188)	384,742	404,559	(23,839)	(9,443)	(196,661)

49,073	554,261	456,478	(26,932)	5,271	(177,005)
1,097,470	543,209	20,639	47,571	1,204,188	1,381,193
$1,146,543	$1,097,470	$477,117	$20,639	$1,209,459	$1,204,188

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities IC

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$32,061
Mortality and expense risk charge	(4,732)
Net investment income(loss)	27,329

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(7,141)
Net realized gain(loss)	(7,141)

Change in unrealized appreciation/depreciation	70,592

Net increase(decrease) in net assets resulting
from operations	$90,780

	Utilities IC

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$27,329	$21,448
Net realized gain(loss)	(7,141)	(12,247)
Net change in unrealized appreciation/depreciation	70,592	52,478
Net increase(decrease) in net assets resulting
from operations	90,780	61,679

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	56,258	68,309
Subaccounts transfers (including fixed account), net	(35,878)	(76,065)
Transfers for policyowner benefits and terminations	(35,780)	(8,018)
Policyowner maintenance charges	(14,943)	(17,569)
Net increase(decrease) from policyowner transactions	(30,343)	(33,343)

Total increase(decrease) in net assets	60,437	28,336
Net assets at beginning of period	640,214	611,878
Net assets at end of period	$700,651	$640,214

The accompanying notes are an integral part of these financial statements.

FS-36

MFS		Summit
		EAFE		S&P
Research		Intl.		MidCap

2017		2017		2017

$13,768		$10,617		$709
(4,646)		(2,131)		(472)
9,122		8,486		237

-		-		3,846
2,925		39,246		255
2,925		39,246		4,101

167,723		32,724		9,711

$179,770		$80,456		$14,049

Research		EAFE Intl.		S&P MidCap

2017	2016	2017	2016	2017	2016

$9,122	$5,652	$8,486	$7,407	$237	$(108)
2,925	(59,610)	39,246	(2,434)	4,101	3,051
167,723	31,775	32,724	(8,370)	9,711	11,542

179,770	(22,183)	80,456	(3,397)	14,049	14,485

62,893	70,082	8,796	9,750	3,570	3,487
(3,461)	(141,174)	(195,156)	(6,089)	-	-
(36,594)	(164,268)	(23,511)	(3,944)	-	-
(29,173)	(33,310)	(6,150)	(5,805)	(415)	(354)
(6,335)	(268,670)	(216,021)	(6,088)	3,155	3,133

173,435	(290,853)	(135,565)	(9,485)	17,204	17,618
669,889	960,742	318,089	327,574	89,892	72,274
$843,324	$669,889	$182,524	$318,089	$107,096	$89,892

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	500

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,116
Mortality and expense risk charge	(5,528)
Net investment income(loss)	7,588

Realized gain(loss) on investments:
Net realized gain distributions	34,012
Net realized gain(loss) on sale of fund shares	15,258
Net realized gain(loss)	49,270

Change in unrealized appreciation/depreciation	107,763

Net increase(decrease) in net assets resulting
from operations	$164,621

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,588	$4,818
Net realized gain(loss)	49,270	44,449
Net change in unrealized appreciation/depreciation	107,763	29,073
Net increase(decrease) in net assets resulting
from operations	164,621	78,340

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	50,219	44,050
Subaccounts transfers (including fixed account), net	75,012	328,731
Transfers for policyowner benefits and terminations	(44,437)	(383,890)
Policyowner maintenance charges	(20,625)	(14,204)
Net increase(decrease) from policyowner transactions	60,169	(25,313)

Total increase(decrease) in net assets	224,790	53,027
Net assets at beginning of period	801,349	748,322
Net assets at end of period	$1,026,139	$801,349

The accompanying notes are an integral part of these financial statements.

FS-38

Summit
Russell				Mod.
Small Cap		Moderate		Growth

2017		2017		2017

$2,837		$3,569		$3,487
(2,231)		(1,492)		(1,864)
606		2,077		1,623

13,433		1,682		-
2,935		2,960		2,394
16,368		4,642		2,394

32,003		22,186		32,131

$48,977		$28,905		$36,148

Russell Small Cap		Moderate		Mod. Growth

2017	2016	2017	2016	2017	2016

$606	$1,419	$2,077	$(1,333)	$1,623	$(1,402)
16,368	34,285	4,642	458	2,394	(7,037)
32,003	1,722	22,186	15,390	32,131	21,064

48,977	37,426	28,905	14,515	36,148	12,625

18,351	4,511	24,839	26,053	30,527	24,012
(114,637)	372,168	6,756	44,523	38,154	(24,805)
(19,328)	-	(16,534)	(17,578)	(15,631)	(32,045)
(7,287)	(2,579)	(8,442)	(9,277)	(12,092)	(11,443)
(122,901)	374,100	6,619	43,721	40,958	(44,281)

(73,924)	411,526	35,524	58,236	77,106	(31,656)
455,481	43,955	244,712	186,476	246,350	278,006
$381,557	$455,481	$280,236	$244,712	$323,456	$246,350

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

Summit

Growth

2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Growth

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-40

T. Rowe		Morgan Stanley		Pimco
		Emerging
Blue Chip		Markets		Commodity

2017		2017		2017

$-		$17,366		$39,763
(20,860)		(12,182)		(2,561)
(20,860)		5,184		37,202

48,743		-		-
198,194		22,598		(34,519)
246,937		22,598		(34,519)

752,947		556,113		3,141

$979,024		$583,895		$5,824

Blue Chip		Emerging Markets		Commodity

2017	2016	2017	2016	2017	2016

$(20,860)	$(17,972)	$5,184	$(2,812)	$37,202	$1,242
246,937	164,796	22,598	(27,995)	(34,519)	(36,424)
752,947	(158,260)	556,113	131,603	3,141	74,291

979,024	(11,436)	583,895	100,796	5,824	39,109

230,448	159,824	130,173	96,433	31,185	28,933
562,008	(168,915)	718,250	(184,903)	(11,421)	49,728
(112,899)	(170,059)	(58,431)	(96,595)	(7,224)	(3,037)
(104,628)	(95,013)	(26,876)	(28,799)	(4,326)	(4,091)
574,929	(274,163)	763,116	(213,864)	8,214	71,533

1,553,953	(285,599)	1,347,011	(113,068)	14,038	110,642
2,666,146	2,951,745	1,491,213	1,604,281	371,641	260,999
$4,220,099	$2,666,146	$2,838,224	$1,491,213	$385,679	$371,641

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$32,324
Mortality and expense risk charge	(11,058)
Net investment income(loss)	21,266

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(5,920)
Net realized gain(loss)	(5,920)

Change in unrealized appreciation/depreciation	48,333

Net increase(decrease) in net assets resulting
from operations	$63,679

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$21,266	$22,031
Net realized gain(loss)	(5,920)	(11,070)
Net change in unrealized appreciation/depreciation	48,333	20,845
Net increase(decrease) in net assets resulting
from operations	63,679	31,806

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	78,227	82,935
Subaccounts transfers (including fixed account), net	66,003	(46,380)
Transfers for policyowner benefits and terminations	(12,136)	(95,282)
Policyowner maintenance charges	(48,773)	(57,280)
Net increase(decrease) from policyowner transactions	83,321	(116,007)

Total increase(decrease) in net assets	147,000	(84,201)
Net assets at beginning of period	1,557,705	1,641,906
Net assets at end of period	$1,704,705	$1,557,705

The accompanying notes are an integral part of these financial statements.

FS-42

Pimco		DFA
Low
Duration		Bond		Small

2017		2017		2017

$2,477		$1,461		$5,610
(1,017)		(582)		(1,515)
1,460		879		4,095

-		40		6,105
(102)		89		10,040
(102)		129		16,145

114		85		36,388

$1,472		$1,093		$56,628

Low Duration		Bond		Small

2017	2016	2017	2016	2017	2016

$1,460	$304	$879	$663	$4,095	$2,029
(102)	(70)	129	1,208	16,145	(1,676)
114	(204)	85	(9)	36,388	4,047

1,472	30	1,093	1,862	56,628	4,400

1,331	1,290	22,411	2,013	30,731	11,775
206,665	71,903	(21,282)	(119,420)	281,772	39,307
(1,689)	(805)	-	-	-	(2,014)
(2,125)	(2,095)	(1,851)	(1,924)	(5,560)	(4,305)
204,182	70,293	(722)	(119,331)	306,943	44,763

205,654	70,323	371	(117,469)	363,571	49,163
92,772	22,449	83,318	200,787	114,658	65,495
$298,426	$92,772	$83,689	$83,318	$478,229	$114,658

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,514
Mortality and expense risk charge	(2,258)
Net investment income(loss)	7,256

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	13,756
Net realized gain(loss)	13,756

Change in unrealized appreciation/depreciation	50,482

Net increase(decrease) in net assets resulting
from operations	$71,494

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,256	$5,167
Net realized gain(loss)	13,756	(8,374)
Net change in unrealized appreciation/depreciation	50,482	20,576
Net increase(decrease) in net assets resulting
from operations	71,494	17,369

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	46,554	29,804
Subaccounts transfers (including fixed account), net	27,810	20,101
Transfers for policyowner benefits and terminations	(6,569)	(19,531)
Policyowner maintenance charges	(14,099)	(10,722)
Net increase(decrease) from policyowner transactions	53,696	19,652

Total increase(decrease) in net assets	125,190	37,021
Net assets at beginning of period	209,462	172,441
Net assets at end of period	$334,652	$209,462

The accompanying notes are an integral part of these financial statements.

FS-44

DFA

Fixed		Large		Targeted

2017		2017		2017

$1,235		$9,436		$3,760
(807)		(3,308)		(2,345)
428		6,128		1,415

-		20,580		22,315
(10)		2,374		1,265
(10)		22,954		23,580

(274)		52,919		5,406

$144		$82,001		$30,401

Fixed		Large		Targeted

2017	2016	2017	2016	2017	2016

$428	$51	$6,128	$3,817	$1,415	$1,067
(10)	160	22,954	838	23,580	5,943
(274)	(161)	52,919	43,870	5,406	38,233

144	50	82,001	48,525	30,401	45,243

5,249	4,178	44,324	34,403	30,929	16,333
1,033	87,309	423,247	(461)	94,511	41,916
-	(8,040)	-	(2,206)	-	(609)
(4,471)	(1,801)	(11,035)	(8,956)	(9,150)	(6,272)
1,811	81,646	456,536	22,780	116,290	51,368

1,955	81,696	538,537	71,305	146,691	96,611
121,717	40,021	318,522	247,217	240,286	143,675
$123,672	$121,717	$857,059	$318,522	$386,977	$240,286

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2017
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$775
Mortality and expense risk charge	(136)
Net investment income(loss)	639

Realized gain(loss) on investments:
Net realized gain distributions	343
Net realized gain(loss) on sale of fund shares	30
Net realized gain(loss)	373

Change in unrealized appreciation/depreciation	1,657

Net increase(decrease) in net assets resulting
from operations	$2,669

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2017	2016
Increase(decrease) in net assets from operations:
Net investment income(loss)	$639	$4
Net realized gain(loss)	373	2
Net change in unrealized appreciation/depreciation	1,657	(6)
Net increase(decrease) in net assets resulting
from operations	2,669	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,489	232
Subaccounts transfers (including fixed account), net	40,636	141
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(1,481)	(90)
Net increase(decrease) from policyowner transactions	43,644	283

Total increase(decrease) in net assets	46,313	283
Net assets at beginning of period	283	-
Net assets at end of period	$46,596	$283

The accompanying notes are an integral part of these financial statements.

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2017 AND 2016

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2017 there are seventy-seven subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Mid Cap IC
*Mid Cap	*Money Market
(Commenced May 10, 2016)
Deutsche Investment Management
Americas Inc.	Invesco Advisers, Inc.
Scudder	AIM
*Equity 500	*Dividend
*Small Cap	*Health
*Mid Value	*Technology
*Global (formerly Deutsche Global Growth	*Intl. Growth
VIP Portfolio, Class A)	*Franchise
*Growth
Janus Capital Management LLC
Fidelity Management & Research	Janus
Company	*Growth (formerly Janus Portfolio,
Fidelity	Institutional Shares)
*Contrafund IC
*Contrafund SC	Neuberger Berman Investment Advisers LLC
*High Income SC	Neuberger Berman
*Inv. Grade Bond IC	*Guardian
*Mid Cap SC	*Bond
*Overseas IC	*Mid-Cap
*Strategic IC	*Partners
*Equity Inc. IC	*Regency
*High Income IC

FS-47

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America, Inc., Baillie Gifford
*Nova	Overseas Ltd. (formerly Schroder Investment
*NASDAQ	Management North America, Inc., Baillie Gifford
*Precious Metals	Overseas Ltd. and M&G Investment
*Inv. S&P 500	Management Limited)
*Gov. Long Bond	Vanguard
*Sector Rotation	*International

Third Avenue Management LLC	Barrow, Hanley, Mewhinney &
Third Avenue	Strauss, LLC
*Value	Vanguard
*Diversified
The Vanguard Group, Inc.
Vanguard	The Vanguard Group, Inc.
*Equity Index	ArrowMark Colorado Holdings, LLC
*Total Bond	(formerly Granahan Investment Management, Inc.
*REIT Index	and Arrowpoint Asset Management, LLC.)
*Mid-Cap	Vanguard
*Stock Market Index	*Small Company Growth
*Conservative
(Commenced July 11, 2016)	Well Fargo Funds Management, LLC
*Moderate	Wells Fargo
(Commenced July 11, 2016)	*Discovery
*Short-Term	*Opportunity
(Commenced June 9, 2016)
American Century Investment
The Vanguard Group, Inc., and	Management, Inc.
Wellington Management Company, LLP	American Century
Vanguard	*Mid Cap
*Equity Income	*International

Wellington Management Company, LLP	Franklin Advisers, Inc.
Jackson Square Partners, LLC,	Franklin Templeton
William Blair & Company, L.L.C.	*Global Inc.
Vanguard
*Growth	Massachusetts Financial Services
Company
Wellington Management Company, LLP	MFS
Vanguard	*Utilities IC
*Balanced	*Research
*High Yield Bond	(Commenced March 27, 2015)

FS-48

1. ORGANIZATION, continued

Calvert Research and Management	Pacific Investment Management
(See Note 3)	Company LLC
Summit	Pimco
*EAFE Intl.	*Commodity
*S&P MidCap	*Total Return
(Commenced April 30, 2013)	*Low Duration
*Russell Small Cap	(Commenced June 5, 2014)
(Commenced April 30, 2014)
*Moderate	Dimensional Fund Advisors LP
(Commenced May 1, 2014)	DFA
*Mod. Growth	*Bond
(Commenced March 12, 2015)	(Commenced February 8, 2013)
*Growth	*Small
(Commenced April 14, 2015)	*Value
*Fixed
T. Rowe Price Associates, Inc.	*Large
T. Rowe	*Targeted
*Blue Chip	*Global
(Commenced November 22, 2016)
Morgan Stanley Investment
Management Inc.
Morgan Stanley (formerly
The Universal Institutional Funds, Inc.)
*Emerging Markets (formerly UIF Emerging
Markets Equity Portfolio, Class I)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-49

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-50

3. RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, as follows:

	2016		2017
	Investment Advisory Fee %	Management/ Administrative Fee%	Sub-Advisor Fee %
Calvert:
Balanced	.410	.275	NA
Mid Cap	.650	.250	NA
Summit:
EAFE Intl.	.560	.100	NA
S&P MidCap	.300	.100	.050
S&P 500.250		.100	.050
Russell Small Cap	.350	.100	.050
Moderate	.420	.100	.050
Mod. Growth	.420	.100	NA
Growth	.420	.100	.050

As of December 31, 2016 the Company is no longer affiliated with the Calvert and Summit funds. Ameritas Investment Partners, Inc., an affiliate of the Company, continues to be the sub-advisor to certain portfolios of the Calvert and Summit funds.

FS-51

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2017 were as follows:

	Purchases	Sales
Calvert:
Balanced	$88,463	$116,856
Mid Cap	809	5,778

Scudder:
Equity 500	16,700	2,660
Small Cap	216,912	353,438
Mid Value	64,856	279,517
Global	37,665	40,059
Growth	42,325	10,120

Fidelity:
Contrafund IC	388,906	345,220
Contrafund SC	89,620	240,804
High Income SC	3,139	205,703
Inv. Grade Bond IC	303,066	117,535
Mid Cap SC	278,759	555,421
Overseas IC	406,970	149,945
Strategic IC	388,195	388,823
Equity Inc. IC	45,200	60,649
High Income IC	169,968	295,921
Mid Cap IC	81,119	12,682
Money Market	3,868,983	7,223,169

AIM:
Dividend	74,071	363,000
Health	211,184	382,174
Technology	98,724	181,390
Intl. Growth	119,089	91,607
Franchise	13,282	4,806

Janus:
Growth	573	12,373

Neuberger Berman:
Guardian	771	331
Bond	119,174	202,820
Mid-Cap	596,370	257,525
Partners	176,717	190,843
Regency	6,301	54,811

FS-52

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,024,670	$1,120,623
NASDAQ	270,615	315,070
Precious Metals	446,138	351,791
Inv. S&P 500	54,554	83,827
Gov. Long Bond	28,681	166,245
Sector Rotation	45,914	23,088

Third Avenue:
Value	97,090	499,240

Vanguard:
Equity Index	2,291,671	1,480,450
Total Bond	1,119,314	926,229
REIT Index	978,541	386,912
Mid-Cap	907,021	1,326,038
Stock Market Index	2,026,816	908,735
Conservative	78,298	98,674
Moderate	62,820	1,756
Short-Term	690,919	216,030
Equity Income	702,499	1,632,714
Growth	1,508,408	1,101,898
Balanced	840,438	1,193,423
High Yield Bond	347,147	503,601
International	1,620,135	1,690,465
Diversified	792,221	247,088
Small Company Growth	1,961,965	985,722

Wells Fargo:
Discovery	74,261	73,206
Opportunity	296,828	57,835

American Century:
Mid Cap	260,957	294,509
International	416,214	12,553

Franklin Templeton:
Global Inc.	133,653	147,334

MFS:
Utilities IC	129,065	132,079
Research	126,382	123,596

Summit:
EAFE Intl.	87,987	295,522
S&P MidCap	8,058	820
S&P 500	229,263	127,494

FS-53

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Summit, continued:
Russell Small Cap	$50,670	$159,532
Moderate	39,284	28,906
Mod. Growth	76,232	33,652
Growth	-	-

T. Rowe:
Blue Chip	1,307,644	704,831

Morgan Stanley:
Emerging Markets	999,024	230,724

Pimco:
Commodity	120,828	75,413
Total Return	261,426	156,839
Low Duration	226,171	20,530

DFA:
Bond	47,119	46,923
Small	406,595	89,452
Value	173,766	112,814
Fixed	17,101	14,861
Large	510,797	27,553
Targeted	162,532	22,513
Global	45,977	1,351

FS-54

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2017, these fees range between .30 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-55

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2017	2.39	3.92	167,247	552,661	2.04	0.45	0.75	11.17	11.50
2016	2.15	3.53	177,209	536,613	1.77	0.45	0.75	2.02	7.05
2015	2.00	3.30	158,205	456,677	0.11	0.60	0.75	(4.56)	(2.92)
2014	2.65	3.39	190,853	566,756	1.94	0.70	0.75	8.78	8.84
2013	2.44	3.12	127,019	362,718	1.15	0.70	0.75	17.12	17.18

Mid Cap
2017	36.89	66.81	2,363	122,099	0.69	0.45	0.75	10.83	11.15
2016	33.19	60.29	2,054	114,856	-	0.45	0.75	6.44	7.05
2015	56.64	56.64	2,157	122,164	-	0.75	0.75	(4.00)	(4.00)
2014	59.00	59.00	2,531	149,331	-	0.75	0.75	7.28	7.28
2013	54.99	54.99	2,677	147,192	-	0.75	0.75	28.94	28.94

Scudder:
Equity 500
2017	27.73	27.73	7,945	220,346	1.72	0.30	0.30	21.17	21.17
2016	19.58	22.89	7,884	180,445	2.07	0.30	0.60	6.08	11.28
2015	20.57	25.14	9,169	190,512	1.62	0.30	0.60	0.53	0.83
2014	20.40	25.01	7,625	184,703	1.83	0.30	0.60	5.31	12.71
2013	22.19	22.19	7,146	158,561	2.26	0.60	0.60	31.14	31.14

Small Cap
2017	22.66	36.97	18,763	621,246	1.00	0.30	0.75	13.48	13.99
2016	19.88	32.58	22,969	698,464	1.10	0.30	0.75	20.13	20.67
2015	16.48	27.12	39,183	858,293	1.02	0.30	0.75	(5.31)	(3.03)
2014	28.64	29.07	38,657	1,115,292	0.97	0.60	0.75	3.96	4.12
2013	27.55	27.92	45,990	1,274,873	1.58	0.60	0.75	37.61	37.81

Mid Value
2017	20.47	22.75	12,401	273,374	0.65	0.30	0.75	9.70	10.20
2016	18.57	20.74	22,297	458,921	0.56	0.30	0.75	16.02	16.54
2015	15.94	17.88	19,636	351,225	0.32	0.30	0.75	(7.99)	(2.64)
2014	18.36	18.57	13,504	248,761	0.96	0.60	0.75	4.74	4.90
2013	17.53	17.70	20,659	363,194	1.62	0.60	0.75	34.23	34.43

Global
2017	13.89	14.20	2,408	34,340	0.33	0.45	0.75	2.66	24.54
2016	11.40	11.47	2,555	29,266	0.93	0.70	0.75	2.94	2.99
2015	11.07	11.14	3,486	38,712	0.75	0.70	0.75	(1.97)	(1.92)
2014	11.30	11.36	3,375	38,271	1.01	0.70	0.75	(0.63)	(0.58)
2013	11.37	11.42	4,714	53,787	0.92	0.70	0.75	21.17	21.23

FS-56

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Growth
2017	30.85	44.62	5,843	260,328	0.70	0.45	0.75	3.04	25.36
2016	26.70	35.59	5,444	194,261	0.80	0.45	0.75	3.47	8.27
2015	34.40	34.48	4,609	158,795	0.42	0.70	0.75	7.81	7.86
2014	31.91	31.97	1,257	40,100	0.64	0.70	0.75	12.13	12.18
2013	28.41	28.46	801	22,784	1.22	0.60	0.75	0.88	33.64

Fidelity:
Contrafund IC
2017	44.27	75.25	57,220	3,904,728	1.00	0.45	0.75	20.97	21.33
2016	36.49	62.20	57,943	3,369,302	0.79	0.45	0.75	7.20	15.54
2015	39.70	58.03	62,953	3,467,295	1.00	0.70	0.75	(0.08)	(0.03)
2014	39.72	58.07	65,833	3,680,157	1.00	0.70	0.75	11.11	11.16
2013	35.73	52.27	70,856	3,493,620	1.16	0.70	0.75	30.31	30.37

Contrafund SC
2017	44.84	76.81	17,860	886,056	0.87	0.30	0.60	21.04	21.40
2016	36.93	63.46	20,204	914,624	0.76	0.30	0.60	7.27	7.59
2015	34.33	59.16	14,230	832,279	0.92	0.30	0.60	(3.71)	(0.04)
2014	59.18	59.18	14,544	860,783	0.86	0.60	0.60	11.15	11.15
2013	53.25	53.25	17,351	923,904	0.90	0.60	0.60	30.36	30.36

High Income SC
2017	5.42	6.41	5,112	32,790	2.39	0.30	0.60	4.24	6.75
2016	6.01	16.75	17,035	227,155	5.19	0.30	0.60	13.69	14.03
2015	5.27	14.74	20,597	220,119	6.35	0.30	0.60	(4.71)	(4.33)
2014	15.40	15.40	15,965	245,932	5.81	0.60	0.60	0.47	0.47
2013	15.33	15.33	15,276	234,202	6.59	0.60	0.60	5.24	5.24

Inv. Grade Bond IC
2017	13.76	16.28	56,007	861,137	2.51	0.30	0.75	3.44	3.91
2016	13.24	15.73	43,800	666,806	2.29	0.30	0.75	3.96	4.43
2015	12.68	15.13	31,495	501,869	2.95	0.30	0.75	(1.34)	(1.04)
2014	15.34	24.15	28,258	489,265	2.18	0.60	0.75	5.04	5.20
2013	14.60	22.96	30,690	528,341	2.12	0.60	0.75	(2.51)	(2.36)

Mid Cap SC
2017	49.46	88.85	45,467	3,654,296	0.61	0.30	0.75	19.81	20.34
2016	41.10	74.16	48,716	3,460,307	0.43	0.30	0.75	11.28	11.78
2015	36.77	66.65	49,389	3,233,584	0.39	0.30	0.75	(2.23)	0.36
2014	68.17	69.45	54,463	3,721,781	0.16	0.60	0.75	5.41	5.56
2013	64.67	65.79	56,034	3,631,722	0.43	0.60	0.75	35.05	35.25

FS-57

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2017	23.80	32.13	41,399	1,175,086	1.38	0.30	0.75	29.32	29.90
2016	18.32	24.84	30,643	702,075	1.49	0.30	0.75	(5.77)	(5.34)
2015	19.35	26.36	29,145	723,793	1.59	0.30	0.75	(6.91)	2.85
2014	25.63	26.04	22,551	566,015	1.23	0.60	0.75	(8.76)	(8.63)
2013	28.09	28.50	33,930	942,877	1.78	0.60	0.75	29.47	29.66

Strategic IC
2017	12.67	17.37	70,909	1,144,876	3.23	0.30	0.75	6.99	7.47
2016	11.79	16.24	71,527	1,102,674	3.68	0.30	0.75	7.46	7.95
2015	10.92	15.11	69,594	1,028,305	2.93	0.30	0.75	(2.72)	(2.36)
2014	14.78	15.48	64,319	982,552	2.63	0.60	0.75	2.83	2.98
2013	14.35	15.05	75,419	1,117,610	4.13	0.60	0.75	(0.46)	(0.31)

Equity Inc. IC
2017	40.72	40.72	5,688	231,602	1.70	0.70	0.70	12.11	12.11
2016	36.32	36.32	6,248	226,906	2.41	0.70	0.70	17.20	17.20
2015	30.99	30.99	6,101	189,055	3.20	0.70	0.70	(4.63)	(4.63)
2014	32.49	32.49	6,509	211,488	3.02	0.70	0.70	7.96	7.96
2013	30.10	30.10	5,673	170,744	3.31	0.70	0.70	27.26	27.26

High Income IC
2017	6.02	9.14	19,142	171,847	5.65	0.45	0.75	6.14	6.46
2016	5.65	8.61	31,472	294,771	5.17	0.45	0.75	12.18	13.75
2015	7.57	8.59	22,329	182,863	3.60	0.70	0.75	(4.35)	(4.30)
2014	7.91	8.97	60,998	517,339	7.36	0.70	0.75	0.40	0.45
2013	7.88	8.93	48,462	410,859	8.40	0.70	0.75	5.16	5.21

Mid Cap IC
2017	62.35	62.35	4,508	281,115	0.72	0.70	0.70	19.97	19.97
2016	51.97	51.97	3,512	182,533	0.51	0.70	0.70	11.45	11.45
2015	46.63	46.63	3,650	170,190	0.51	0.70	0.70	(2.08)	(2.08)
2014	47.62	47.62	3,388	161,348	0.30	0.70	0.70	5.55	5.55
2013	45.12	45.12	2,768	124,870	0.39	0.70	0.70	35.28	35.28

Money Market
2017	1.00	1.00	7,739,928	7,721,242	0.67	0.30	0.75	(0.07)	0.37
2016	1.00	1.00	11,108,412	11,075,428	0.16	0.30	0.75	(0.33)	(0.02)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-58

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2017	29.29	29.83	33,745	1,002,509	1.51	0.30	0.75	7.77	8.25
2016	27.06	27.68	45,285	1,250,386	1.26	0.30	0.75	13.96	14.47
2015	23.64	24.29	46,951	1,137,659	1.58	0.30	0.75	(0.17)	1.30
2014	23.98	24.11	41,610	999,799	1.72	0.60	0.75	11.99	12.15
2013	21.41	21.50	39,211	840,891	2.98	0.60	0.75	30.06	30.25

Health
2017	35.45	45.74	35,618	1,431,215	0.39	0.30	0.75	14.97	15.48
2016	30.70	39.78	38,610	1,456,149	-	0.30	0.75	(12.12)	(11.73)
2015	34.78	45.27	42,454	1,855,924	-	0.30	0.75	(6.41)	2.39
2014	44.21	45.36	33,004	1,474,288	-	0.60	0.75	18.78	18.95
2013	37.22	38.13	32,822	1,233,729	0.82	0.60	0.75	39.49	39.70

Technology
2017	28.05	29.67	28,864	830,758	-	0.30	0.75	34.13	34.73
2016	20.82	22.12	32,531	712,386	-	0.30	0.75	(1.50)	(1.05)
2015	21.04	22.46	33,061	739,803	-	0.30	0.75	6.02	6.53
2014	21.18	21.94	39,458	847,719	-	0.60	0.75	10.22	10.39
2013	19.22	19.87	39,281	765,258	-	0.60	0.75	24.21	24.40

Intl. Growth
2017	41.40	43.80	27,153	1,152,413	1.47	0.30	0.75	22.09	22.64
2016	33.76	35.88	26,068	927,643	1.29	0.30	0.75	(1.19)	(0.75)
2015	34.01	36.31	32,095	1,153,122	1.53	0.30	0.75	(4.52)	(3.07)
2014	37.10	37.46	28,839	1,071,889	1.60	0.60	0.75	(0.42)	(0.27)
2013	37.20	37.62	27,736	1,033,021	1.19	0.60	0.75	18.13	18.30

Franchise
2017	72.26	72.26	326	23,559	0.09	0.75	0.75	26.41	26.41
2016	53.58	57.16	222	12,686	-	0.60	0.75	(4.48)	1.50
2015	56.32	57.33	229	12,881	-	0.60	0.75	4.21	4.72
2014	54.04	54.74	612	33,063	0.02	0.60	0.75	7.63	8.14
2013	50.21	50.62	1,829	92,498	0.45	0.60	0.75	0.87	39.09

Janus:
Growth
2017	35.71	50.72	843	41,695	0.39	0.45	0.75	7.99	26.93
2016	39.96	39.96	1,084	43,320	0.53	0.75	0.75	(0.25)	(0.25)
2015	40.06	40.06	1,274	51,049	0.65	0.75	0.75	4.56	4.56
2014	38.31	38.31	1,677	64,237	0.36	0.75	0.75	12.15	12.15
2013	34.16	34.16	1,975	67,479	0.77	0.75	0.75	29.37	29.37

FS-59

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Guardian
2017	30.98	30.98	120	3,729	0.33	0.30	0.30	25.01	25.01
2016	14.66	24.78	120	2,964	0.58	0.30	0.60	5.70	8.41
2015	22.86	32.32	787	18,838	0.73	0.30	0.60	(5.55)	(4.20)
2014	34.22	34.22	583	19,947	0.47	0.60	0.60	8.38	8.38
2013	31.57	31.57	572	18,050	0.85	0.60	0.60	37.99	37.99

Bond
2017	10.81	23.12	40,956	889,702	1.46	0.30	0.75	0.14	0.59
2016	10.75	23.09	44,280	978,525	1.26	0.30	0.75	0.47	0.92
2015	10.65	22.98	49,616	1,101,787	1.43	0.30	0.75	(0.56)	(0.36)
2014	16.36	23.11	46,167	1,053,085	1.77	0.60	0.75	(0.14)	0.01
2013	16.35	23.15	40,439	921,517	2.24	0.60	0.75	(0.13)	0.01

Mid-Cap
2017	29.26	29.54	87,305	2,567,741	-	0.30	0.75	24.36	24.91
2016	23.53	23.65	75,730	1,789,880	-	0.30	0.75	3.62	4.09
2015	22.70	22.72	75,928	1,743,194	-	0.30	0.75	(4.19)	(3.96)
2014	40.31	40.31	413	16,653	-	0.60	0.60	6.94	6.94
2013	37.69	37.69	446	16,825	-	0.60	0.60	31.82	31.82

Partners
2017	18.88	60.20	108,383	2,798,252	0.59	0.45	0.75	12.52	12.85
2016	16.73	53.51	68,524	2,567,334	0.81	0.45	0.75	26.42	34.99
2015	42.32	42.32	48,527	2,053,896	0.76	0.75	0.75	(12.46)	(12.46)
2014	48.35	48.35	50,760	2,454,243	0.75	0.75	0.75	9.03	9.03
2013	44.34	44.34	52,168	2,313,353	1.16	0.75	0.75	30.16	30.16

Regency
2017	31.73	31.73	590	18,735	0.85	0.75	0.75	15.87	15.87
2016	16.91	27.38	2,144	58,716	0.43	0.45	0.75	11.89	15.30
2015	23.75	23.75	436	10,362	0.57	0.75	0.75	(9.02)	(9.02)
2014	26.11	26.11	958	25,013	1.10	0.75	0.75	12.99	12.99
2013	23.10	23.10	567	13,097	0.73	0.75	0.75	36.03	36.03

Rydex:
Nova
2017	31.97	234.76	12,203	467,406	0.05	0.45	0.75	30.80	31.19
2016	24.44	178.94	17,399	448,241	-	0.45	0.75	3.91	14.86
2015	21.28	151.35	20,395	439,255	-	0.60	0.75	(1.50)	(1.46)
2014	21.60	153.66	32,724	711,620	0.09	0.60	0.75	17.60	17.70
2013	18.35	130.67	30,661	566,353	0.13	0.60	0.75	40.85	47.88

FS-60

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
NASDAQ
2017	49.98	50.25	29,916	1,475,390	-	0.30	0.75	30.15	30.73
2016	38.40	38.44	32,979	1,262,816	-	0.30	0.75	5.19	5.66
2015	36.38	36.51	36,187	1,320,599	-	0.30	0.75	6.88	7.43
2014	33.97	33.98	46,919	1,594,320	-	0.60	0.75	16.57	16.75
2013	29.10	29.15	48,255	1,406,478	-	0.60	0.75	33.62	33.82

Precious Metals
2017	6.65	33.79	136,454	1,097,546	4.81	0.30	0.75	6.29	6.76
2016	6.26	31.65	141,192	972,462	-	0.30	0.75	64.28	65.02
2015	3.81	19.18	167,029	663,426	6.91	0.30	0.75	(33.15)	(30.89)
2014	5.51	5.65	165,700	925,118	0.14	0.60	0.75	(17.96)	(17.84)
2013	6.72	6.88	140,909	956,152	0.96	0.60	0.75	(46.50)	(46.42)

Inv. S&P 500
2017	1.33	11.51	46,980	108,955	-	0.45	0.75	(17.96)	(17.71)
2016	1.62	13.99	90,459	162,123	-	0.45	0.75	(12.66)	(9.04)
2015	1.85	1.85	89,568	165,974	-	0.75	0.75	(5.15)	(5.15)
2014	1.95	16.69	57,934	113,179	-	0.60	0.75	(15.09)	(3.33)
2013	2.10	2.30	51,195	117,788	-	0.60	0.75	(27.06)	(26.59)

Gov. Long Bond
2017	28.38	32.27	4,495	130,028	1.27	0.30	0.75	8.82	9.45
2016	26.08	29.48	9,719	253,025	0.92	0.30	0.75	(19.91)	(1.08)
2015	26.03	26.36	12,224	321,319	0.84	0.60	0.75	(5.80)	(5.66)
2014	27.59	27.98	11,294	314,902	0.72	0.60	0.75	33.67	33.86
2013	20.61	20.94	4,671	97,662	0.81	0.60	0.75	(18.86)	(18.74)

Sector Rotation
2017	16.59	16.59	2,533	42,009	0.08	0.70	0.70	14.06	14.06
2016	14.54	14.54	1,059	15,400	-	0.70	0.70	(0.05)	(0.05)
2015	14.55	14.55	1,028	14,955	-	0.70	0.70	0.56	0.56
2014	14.47	14.47	1,447	20,936	-	0.70	0.70	2.08	2.08
2013	14.18	14.18	2,564	36,339	-	0.70	0.70	16.64	16.64

Third Avenue:
Value
2017	18.67	39.72	77,200	2,512,736	0.86	0.30	0.75	12.75	13.25
2016	16.49	35.23	81,046	2,603,805	0.79	0.30	0.75	11.39	11.88
2015	14.74	31.63	91,486	2,749,103	3.31	0.30	0.75	(9.57)	(6.08)
2014	34.98	35.71	99,318	3,337,948	2.90	0.60	0.75	3.60	3.76
2013	33.76	34.41	106,248	3,388,906	3.27	0.60	0.75	18.08	18.26

FS-61

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard:
Equity Index
2017	47.00	89.15	419,549	25,742,982	1.79	0.30	0.75	20.75	21.29
2016	38.75	73.83	371,178	21,444,763	2.18	0.30	0.75	10.98	11.48
2015	34.76	66.53	296,156	18,757,471	1.65	0.30	0.75	0.51	0.96
2014	34.43	66.19	287,711	18,732,769	1.85	0.30	0.75	1.19	12.66
2013	56.22	58.75	346,953	20,260,497	1.83	0.60	0.75	31.20	31.39

Total Bond
2017	12.40	26.16	292,221	5,516,436	2.46	0.30	0.75	2.71	3.17
2016	12.02	25.47	261,380	5,285,244	2.39	0.30	0.75	1.71	2.17
2015	11.77	25.04	263,026	5,461,343	2.34	0.30	0.75	(1.79)	(0.41)
2014	19.27	25.15	246,381	5,451,680	2.62	0.60	0.75	5.10	5.26
2013	18.31	23.93	260,306	5,654,348	2.81	0.60	0.75	(3.02)	(2.87)

REIT Index
2017	15.51	54.22	234,390	6,235,992	2.41	0.30	0.75	4.00	4.46
2016	14.84	52.14	193,251	5,767,026	2.63	0.30	0.75	7.55	8.03
2015	13.74	48.48	140,544	5,625,947	1.80	0.30	0.75	0.59	1.46
2014	47.78	48.82	133,033	5,700,013	3.30	0.60	0.75	29.14	29.33
2013	37.00	37.75	137,389	4,569,644	2.01	0.60	0.75	1.57	1.72

Mid-Cap
2017	29.07	51.40	170,620	7,062,877	1.25	0.30	0.75	18.20	18.73
2016	24.49	43.49	172,801	6,674,222	1.37	0.30	0.75	10.29	10.78
2015	22.10	39.43	160,133	5,783,141	1.20	0.30	0.75	(2.17)	0.05
2014	40.31	41.14	155,048	6,149,597	0.92	0.60	0.75	12.75	12.92
2013	35.75	36.44	153,422	5,395,273	1.03	0.60	0.75	33.92	34.12

Stock Market Index
2017	41.07	73.71	165,624	10,673,090	1.85	0.30	0.75	20.07	20.61
2016	34.05	61.39	151,850	8,427,712	1.47	0.30	0.75	4.93	11.72
2015	54.95	55.86	144,086	7,621,328	1.32	0.60	0.75	(0.38)	(0.23)
2014	55.16	55.99	155,461	8,218,708	1.28	0.60	0.75	11.46	11.63
2013	49.49	50.16	132,820	6,476,808	1.31	0.60	0.75	32.29	32.49

Conservative
2017	25.79	25.84	42	1,092	0.59	0.45	0.75	8.45	8.59
2016	24.13	24.20	805	19,442	-	0.45	0.75	(0.43)	0.02
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-62

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Moderate
2017	29.26	30.28	2,579	77,979	1.72	0.45	0.75	9.97	13.95
2016	26.55	26.57	425	11,297	-	0.70	0.75	1.20	1.81
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Short-Term
2017	10.73	10.78	52,915	568,200	1.40	0.45	0.75	1.33	1.63
2016	10.59	10.61	8,916	94,362	-	0.45	0.75	(0.85)	(0.32)
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Equity Income
2017	31.34	78.50	168,280	8,526,265	2.55	0.30	0.75	17.37	17.90
2016	26.59	66.89	165,852	8,531,008	2.74	0.30	0.75	14.21	14.72
2015	23.17	58.56	146,018	8,088,863	2.62	0.30	0.75	0.10	1.42
2014	48.86	58.51	153,748	8,715,840	2.37	0.60	0.75	10.58	10.74
2013	44.12	52.91	155,176	7,953,463	2.40	0.60	0.75	29.08	29.27

Growth
2017	32.19	48.54	292,992	11,105,277	0.52	0.30	0.75	29.94	30.53
2016	24.66	37.36	265,413	8,771,840	0.58	0.30	0.75	(1.82)	(1.38)
2015	25.01	38.05	258,446	9,430,366	0.58	0.30	0.75	7.17	7.65
2014	23.23	35.50	270,992	9,290,829	0.42	0.30	0.75	1.22	12.94
2013	21.63	31.43	274,714	8,441,994	0.48	0.60	0.75	34.28	34.48

Balanced
2017	28.18	77.99	175,212	8,591,969	2.41	0.45	0.75	13.87	14.21
2016	24.67	68.49	167,157	8,313,087	2.53	0.45	0.75	10.19	14.16
2015	29.68	62.16	132,022	7,987,736	2.38	0.70	0.75	(0.65)	(0.60)
2014	29.86	62.57	128,616	7,747,815	2.24	0.70	0.75	9.02	9.08
2013	27.37	57.39	127,917	7,224,833	2.40	0.70	0.75	18.99	19.05

High Yield Bond
2017	8.51	29.25	137,063	2,455,116	4.98	0.30	0.75	6.21	6.69
2016	7.98	27.54	125,691	2,563,242	5.05	0.30	0.75	6.19	10.52
2015	17.32	24.91	79,354	1,811,333	5.26	0.60	0.75	(2.31)	(2.17)
2014	17.70	25.50	89,288	2,105,960	5.17	0.60	0.75	3.63	3.78
2013	17.05	24.61	84,577	1,929,149	5.73	0.60	0.75	3.57	3.72

FS-63

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
International
2017	29.49	47.80	390,284	14,761,033	1.07	0.30	0.75	41.62	42.25
2016	20.73	33.75	359,682	10,635,479	1.42	0.30	0.75	1.12	1.57
2015	20.41	33.38	334,058	10,547,455	1.87	0.30	0.75	(1.51)	1.30
2014	28.88	33.89	332,109	10,703,239	1.44	0.60	0.75	(6.75)	(6.62)
2013	30.93	36.34	326,760	11,552,125	1.45	0.60	0.75	22.34	22.52

Diversified
2017	23.05	32.27	137,302	3,935,160	2.69	0.30	0.75	12.32	12.82
2016	20.43	28.73	125,856	3,360,382	2.76	0.30	0.75	12.12	12.63
2015	18.14	25.62	134,311	3,340,715	2.65	0.30	0.75	(3.18)	(0.72)
2014	26.46	27.06	143,843	3,783,344	2.22	0.60	0.75	9.01	9.18
2013	24.28	24.78	153,389	3,702,034	2.12	0.60	0.75	28.43	28.62

Small Company Growth
2017	33.03	81.27	298,874	14,512,355	0.47	0.30	0.75	22.55	23.10
2016	26.83	66.32	232,964	11,721,056	0.35	0.30	0.75	14.08	14.59
2015	23.41	58.13	191,266	10,208,901	0.36	0.30	0.75	(3.48)	(2.08)
2014	44.53	60.22	189,977	10,782,801	0.29	0.60	0.75	2.61	2.76
2013	43.34	58.69	200,176	11,114,093	0.66	0.60	0.75	45.45	45.67

Wells Fargo:
Discovery
2017	33.35	45.21	12,393	519,581	-	0.30	0.75	26.56	28.17
2016	27.93	35.28	12,772	425,379	-	0.45	0.75	6.84	16.83
2015	33.02	35.16	10,144	334,941	-	0.60	0.75	(2.20)	(1.83)
2014	33.76	35.82	15,496	527,811	-	0.60	0.75	(0.39)	(0.24)
2013	33.89	35.90	20,012	683,924	0.01	0.60	0.75	42.73	42.95

Opportunity
2017	33.63	70.36	18,711	845,644	0.76	0.30	0.75	19.54	20.08
2016	28.01	58.86	10,703	547,872	2.05	0.30	0.75	11.39	11.89
2015	25.03	52.84	7,942	395,646	0.13	0.30	0.75	(3.81)	6.06
2014	47.59	54.93	8,496	456,142	0.06	0.60	0.75	9.60	9.77
2013	43.35	50.12	9,144	448,713	0.19	0.60	0.75	29.70	29.90

American Century:
Mid Cap
2017	25.22	33.43	38,406	1,146,543	1.58	0.30	0.75	10.86	11.36
2016	22.65	30.16	37,326	1,097,470	1.77	0.30	0.75	21.94	22.49
2015	18.49	24.73	22,358	543,209	1.51	0.30	0.75	(2.23)	(2.17)
2014	24.18	25.28	23,482	591,058	1.16	0.60	0.75	15.56	15.73
2013	20.89	21.88	22,868	498,768	1.33	0.60	0.75	29.15	29.34

FS-64

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
International
2017	12.17	12.90	39,100	477,117	0.08	0.30	0.75	6.34	30.23
2016	9.90	9.90	2,084	20,639	1.18	0.75	0.75	(6.20)	(6.20)
2015	10.56	10.56	4,506	47,571	0.33	0.75	0.75	0.01	0.01
2014	10.56	10.56	4,693	49,541	1.13	0.75	0.75	(6.21)	(6.21)
2013	11.26	11.26	5,861	65,976	1.03	0.75	0.75	21.50	21.50

Franklin Templeton:
Global Inc.
2017	17.92	26.59	50,939	1,209,459	-	0.30	0.75	1.17	1.62
2016	17.63	26.28	47,453	1,204,188	-	0.30	0.75	2.17	2.63
2015	17.18	25.72	55,909	1,381,193	7.81	0.30	0.75	(6.38)	(5.02)
2014	26.37	27.08	52,953	1,418,561	4.86	0.60	0.75	1.07	1.23
2013	26.05	26.80	45,919	1,218,553	4.38	0.60	0.75	0.87	1.02

MFS:
Utilities IC
2017	36.86	46.35	15,807	700,651	4.45	0.30	0.75	13.98	14.49
2016	32.19	40.66	16,352	640,214	3.95	0.30	0.75	10.64	11.14
2015	28.97	36.75	17,197	611,878	4.14	0.30	0.75	(16.73)	(15.16)
2014	43.32	43.89	21,222	923,514	1.76	0.60	0.75	11.89	12.06
2013	38.71	39.17	14,622	568,071	2.95	0.60	0.75	19.62	19.80

Research
2017	17.81	18.05	47,353	843,324	1.84	0.30	0.75	27.34	27.91
2016	13.99	14.11	47,810	669,889	1.43	0.30	0.75	(1.44)	(1.00)
2015	14.19	14.26	67,653	960,742	2.01	0.30	0.75	(8.67)	(7.97)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Summit:
EAFE Intl.
2017	95.68	101.90	1,804	182,524	2.87	0.30	0.75	23.83	24.33
2016	76.96	82.29	3,844	318,089	3.12	0.30	0.75	(0.29)	0.03
2015	76.93	82.53	3,951	327,574	0.25	0.30	0.75	(8.90)	(2.34)
2014	84.51	85.41	3,500	297,425	2.35	0.60	0.75	(7.13)	(6.99)
2013	91.00	91.83	3,335	304,967	2.36	0.60	0.75	19.84	20.02

FS-65

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2017	122.77	148.48	820	107,096	0.73	0.30	0.60	8.66	15.20
2016	128.89	128.89	697	89,892	0.46	0.60	0.60	19.55	19.55
2015	107.81	107.81	670	72,274	0.10	0.60	0.60	(3.26)	(3.26)
2014	111.44	111.44	595	66,351	1.03	0.60	0.60	8.61	8.61
2013	102.61	102.61	568	58,323	0.95	0.60	0.60	32.03	32.03

S&P 500
2017	151.34	170.90	6,234	1,026,139	1.49	0.30	0.75	20.56	21.11
2016	124.97	141.75	5,812	801,349	1.36	0.30	0.75	3.86	10.74
2015	128.00	128.51	5,840	748,322	0.19	0.60	0.75	0.22	0.37
2014	127.71	128.03	4,806	614,171	2.01	0.60	0.75	12.37	12.54
2013	113.65	113.77	3,224	366,476	2.17	0.60	0.75	16.54	16.66

Russell Small Cap
2017	95.51	98.74	3,902	381,557	0.75	0.30	0.75	13.52	14.03
2016	84.14	86.59	5,174	455,481	1.54	0.30	0.75	8.34	20.54
2015	71.83	80.49	569	43,955	0.15	0.30	0.60	(5.76)	4.30
2014	85.41	85.41	537	45,877	0.59	0.60	0.60	6.91	6.91
2013	-	-	-	-	-	-	-	-	-

Moderate
2017	18.70	18.77	14,988	280,236	1.34	0.30	0.75	11.33	11.83
2016	16.79	16.79	14,569	244,712	0.03	0.30	0.75	5.82	6.29
2015	15.79	15.87	11,766	186,476	1.38	0.30	0.75	(2.27)	(1.96)
2014	16.19	16.22	10,193	165,131	1.34	0.60	0.75	1.26	3.84
2013	-	-	-	-	-	-	-	-	-

Mod. Growth
2017	18.98	19.04	16,916	323,456	1.24	0.30	0.75	13.70	14.21
2016	16.67	16.69	14,687	246,350	0.13	0.30	0.75	5.98	10.67
2015	15.75	15.79	17,594	278,006	1.52	0.60	0.75	(5.75)	(5.42)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

Growth
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-
2015	15.99	15.99	-	-	-	0.70	0.70	(5.22)	(5.22)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-66

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
T. Rowe:
Blue Chip
2017	29.49	31.32	138,962	4,220,099	-	0.30	0.75	35.16	35.76
2016	21.82	23.07	120,995	2,666,146	-	0.30	0.75	0.03	0.48
2015	21.81	22.96	134,523	2,951,745	-	0.30	0.75	4.37	10.22
2014	19.79	20.00	124,779	2,477,606	-	0.60	0.75	8.36	8.52
2013	18.26	18.43	116,715	2,138,121	0.04	0.60	0.75	40.10	40.31

Morgan Stanley:
Emerging Markets
2017	17.73	23.64	154,336	2,838,224	0.82	0.30	0.75	34.06	34.66
2016	13.17	17.63	95,953	1,491,213	0.50	0.30	0.75	5.94	6.42
2015	12.37	16.64	106,552	1,604,281	0.77	0.30	0.75	(11.36)	(9.68)
2014	18.78	18.99	129,320	2,193,314	0.39	0.60	0.75	(5.20)	(5.06)
2013	19.81	20.00	99,469	1,832,549	1.38	0.60	0.75	(1.76)	(1.62)

Pimco:
Commodity
2017	4.04	6.81	56,955	385,679	11.17	0.30	0.75	1.39	1.85
2016	3.96	6.72	55,496	371,641	1.14	0.30	0.75	14.30	14.81
2015	3.45	5.88	44,815	260,999	4.48	0.30	0.75	(26.26)	(14.79)
2014	7.97	7.99	36,391	291,746	0.36	0.60	0.75	(19.03)	(18.91)
2013	9.84	9.85	38,286	378,841	1.80	0.60	0.75	(15.34)	(15.21)

Total Return
2017	11.99	14.66	120,372	1,704,705	2.02	0.30	0.75	4.14	4.60
2016	11.46	14.07	112,840	1,557,705	2.08	0.30	0.75	1.91	2.37
2015	11.20	13.81	119,037	1,641,906	5.14	0.30	0.75	(1.53)	(0.30)
2014	13.85	13.87	117,842	1,632,702	2.17	0.60	0.75	3.50	3.66
2013	13.38	13.38	140,159	1,876,375	2.16	0.60	0.75	(2.69)	(2.55)

Low Duration
2017	10.28	10.70	28,717	298,426	1.26	0.30	0.75	0.17	0.59
2016	10.64	10.64	8,722	92,772	1.49	0.75	0.75	0.65	0.65
2015	10.57	10.57	2,124	22,449	1.79	0.75	0.75	(0.39)	(0.39)
2014	10.61	10.61	259,604	2,754,199	0.71	0.75	0.75	(0.76)	(0.76)
2013	-	-	-	-	-	-	-	-	-

FS-67

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA:
Bond
2017	12.12	12.12	6,907	83,689	1.74	0.70	0.70	1.40	1.40
2016	11.95	11.95	6,973	83,318	1.33	0.70	0.70	1.02	1.02
2015	11.83	11.83	16,975	200,787	1.33	0.70	0.70	0.84	0.84
2014	11.73	11.73	5,930	69,560	3.98	0.70	0.70	2.17	2.17
2013	11.48	11.48	1,100	12,631	0.51	0.70	0.70	(0.70)	(0.70)

Small
2017	19.10	19.10	25,037	478,229	2.55	0.70	0.70	29.05	29.05
2016	14.80	14.80	7,746	114,658	3.00	0.70	0.70	5.49	5.49
2015	14.03	14.03	4,668	65,495	2.22	0.70	0.70	5.08	5.08
2014	13.35	13.35	3,401	45,410	1.98	0.70	0.70	(6.43)	(6.43)
2013	14.27	14.27	1,451	20,709	0.63	0.70	0.70	26.19	26.19

Value
2017	16.39	16.39	20,412	334,652	2.92	0.70	0.70	24.94	24.94
2016	13.12	13.12	15,962	209,462	3.61	0.70	0.70	8.35	8.35
2015	12.11	12.11	14,238	172,441	3.46	0.70	0.70	(7.61)	(7.61)
2014	13.11	13.11	9,166	120,155	4.23	0.70	0.70	(7.80)	(7.80)
2013	14.22	14.22	6,660	94,695	1.53	0.70	0.70	20.81	20.81

Fixed
2017	10.06	10.06	12,288	123,672	1.07	0.70	0.70	0.13	0.13
2016	10.05	10.05	12,110	121,717	0.74	0.70	0.70	0.09	0.09
2015	10.04	10.04	3,985	40,021	0.27	0.70	0.70	(0.40)	(0.40)
2014	10.08	10.08	4,216	42,501	0.21	0.70	0.70	(0.55)	(0.55)
2013	10.14	10.14	5,246	53,181	0.44	0.70	0.70	(0.44)	(0.44)

Large
2017	35.55	35.55	24,106	857,059	1.97	0.70	0.70	18.25	18.25
2016	30.07	30.07	10,594	318,522	2.09	0.70	0.70	18.05	18.05
2015	25.47	25.47	9,706	247,217	2.65	0.70	0.70	(4.08)	(4.08)
2014	26.55	26.55	3,831	101,720	1.53	0.70	0.70	8.33	8.33
2013	24.51	24.51	2,699	66,164	2.69	0.70	0.70	39.84	39.84

Targeted
2017	25.31	25.31	15,287	386,977	1.11	0.70	0.70	9.00	9.00
2016	23.22	23.22	10,347	240,286	1.32	0.70	0.70	26.60	26.60
2015	18.34	18.34	7,833	143,675	1.96	0.70	0.70	(5.89)	(5.89)
2014	19.49	19.49	3,128	60,957	0.34	0.70	0.70	2.99	2.99
2013	18.93	18.93	6,650	125,851	0.54	0.70	0.70	43.62	43.62

FS-68

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Global
2017	13.26	13.26	3,513	46,596	3.87	0.70	0.70	13.77	13.77
2016	11.66	11.66	24	283	1.81	0.70	0.70	1.17	1.17
2015	-	-	-	-	-	-	-	-	-
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-

FS-69

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2017	2016
Calvert:
Balanced
Units issued	108,761	232,242
Units redeemed	(118,723)	(213,238)
Net increase(decrease)	(9,962)	19,004

Mid Cap
Units issued	901	334
Units redeemed	(592)	(437)
Net increase(decrease)	309	(103)

Scudder:
Equity 500
Units issued	147	1,043
Units redeemed	(86)	(2,328)
Net increase(decrease)	61	(1,285)

Small Cap
Units issued	23,996	10,065
Units redeemed	(28,202)	(26,279)
Net increase(decrease)	(4,206)	(16,214)

Mid Value
Units issued	26,296	30,340
Units redeemed	(36,192)	(27,679)
Net increase(decrease)	(9,896)	2,661

Global
Units issued	4,694	1,568
Units redeemed	(4,841)	(2,499)
Net increase(decrease)	(147)	(931)

Growth
Units issued	3,132	3,342
Units redeemed	(2,733)	(2,507)
Net increase(decrease)	399	835

Fidelity:
Contrafund IC
Units issued	24,591	23,860
Units redeemed	(25,314)	(28,870)
Net increase(decrease)	(723)	(5,010)

FS-70

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Contrafund SC
Units issued	5,240	18,505
Units redeemed	(7,584)	(12,531)
Net increase(decrease)	(2,344)	5,974

High Income SC
Units issued	67	8,368
Units redeemed	(11,990)	(11,930)
Net increase(decrease)	(11,923)	(3,562)

Inv. Grade Bond IC
Units issued	157,638	113,089
Units redeemed	(145,431)	(100,784)
Net increase(decrease)	12,207	12,305

Mid Cap SC
Units issued	31,456	36,396
Units redeemed	(34,705)	(37,069)
Net increase(decrease)	(3,249)	(673)

Overseas IC
Units issued	43,336	20,715
Units redeemed	(32,580)	(19,217)
Net increase(decrease)	10,756	1,498

Strategic IC
Units issued	120,897	87,108
Units redeemed	(121,515)	(85,175)
Net increase(decrease)	(618)	1,933

Equity Inc. IC
Units issued	1,029	490
Units redeemed	(1,589)	(343)
Net increase(decrease)	(560)	147

High Income IC
Units issued	34,561	63,493
Units redeemed	(46,891)	(54,350)
Net increase(decrease)	(12,330)	9,143

FS-71

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Fidelity, continued:
Mid Cap IC
Units issued	1,824	1,683
Units redeemed	(828)	(1,821)
Net increase(decrease)	996	(138)

Money Market
Units issued	7,106,239	13,613,491
Units redeemed	(10,474,723)	(2,505,079)
Net increase(decrease)	(3,368,484)	11,108,412

AIM:
Dividend
Units issued	10,110	11,756
Units redeemed	(21,650)	(13,422)
Net increase(decrease)	(11,540)	(1,666)

Health
Units issued	16,167	7,824
Units redeemed	(19,159)	(11,668)
Net increase(decrease)	(2,992)	(3,844)

Technology
Units issued	5,912	9,537
Units redeemed	(9,579)	(10,067)
Net increase(decrease)	(3,667)	(530)

Intl. Growth
Units issued	50,712	37,951
Units redeemed	(49,627)	(43,978)
Net increase(decrease)	1,085	(6,027)

Franchise
Units issued	206	13
Units redeemed	(102)	(20)
Net increase(decrease)	104	(7)

Janus:
Growth
Units issued	70	-
Units redeemed	(311)	(190)
Net increase(decrease)	(241)	(190)

FS-72

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Neuberger Berman:
Guardian
Units issued	13	240
Units redeemed	(13)	(907)
Net increase(decrease)	-	(667)

Bond
Units issued	11,374	18,249
Units redeemed	(14,698)	(23,585)
Net increase(decrease)	(3,324)	(5,336)

Mid-Cap
Units issued	70,498	35,803
Units redeemed	(58,923)	(36,001)
Net increase(decrease)	11,575	(198)

Partners
Units issued	76,497	43,910
Units redeemed	(36,638)	(23,913)
Net increase(decrease)	39,859	19,997

Regency
Units issued	568	1,893
Units redeemed	(2,122)	(185)
Net increase(decrease)	(1,554)	1,708

Rydex:
Nova
Units issued	51,055	22,050
Units redeemed	(56,251)	(25,046)
Net increase(decrease)	(5,196)	(2,996)

NASDAQ
Units issued	17,142	15,071
Units redeemed	(20,205)	(18,279)
Net increase(decrease)	(3,063)	(3,208)

Precious Metals
Units issued	138,845	148,772
Units redeemed	(143,583)	(174,609)
Net increase(decrease)	(4,738)	(25,837)

FS-73

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Rydex, continued:
Inv. S&P 500
Units issued	34,947	101,042
Units redeemed	(78,426)	(100,151)
Net increase(decrease)	(43,479)	891

Gov. Long Bond
Units issued	3,123	3,779
Units redeemed	(8,347)	(6,284)
Net increase(decrease)	(5,224)	(2,505)

Sector Rotation
Units issued	8,795	1,528
Units redeemed	(7,321)	(1,497)
Net increase(decrease)	1,474	31

Third Avenue:
Value
Units issued	97,852	99,828
Units redeemed	(101,698)	(110,268)
Net increase(decrease)	(3,846)	(10,440)

Vanguard:
Equity Index
Units issued	345,612	292,068
Units redeemed	(297,241)	(217,046)
Net increase(decrease)	48,371	75,022

Total Bond
Units issued	304,831	259,078
Units redeemed	(273,990)	(260,724)
Net increase(decrease)	30,841	(1,646)

REIT Index
Units issued	229,201	208,426
Units redeemed	(188,062)	(155,719)
Net increase(decrease)	41,139	52,707

Mid-Cap
Units issued	165,860	112,093
Units redeemed	(168,041)	(99,425)
Net increase(decrease)	(2,181)	12,668

FS-74

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Vanguard, continued:
Stock Market Index
Units issued	144,857	131,606
Units redeemed	(131,083)	(123,842)
Net increase(decrease)	13,774	7,764

Conservative
Units issued	4,222	1,076
Units redeemed	(4,985)	(271)
Net increase(decrease)	(763)	805

Moderate
Units issued	5,236	814
Units redeemed	(3,082)	(389)
Net increase(decrease)	2,154	425

Short-Term
Units issued	438,780	42,031
Units redeemed	(394,781)	(33,115)
Net increase(decrease)	43,999	8,916

Equity Income
Units issued	92,036	97,904
Units redeemed	(89,608)	(78,070)
Net increase(decrease)	2,428	19,834

Growth
Units issued	152,676	108,819
Units redeemed	(125,097)	(101,852)
Net increase(decrease)	27,579	6,967

Balanced
Units issued	83,114	105,027
Units redeemed	(75,059)	(69,892)
Net increase(decrease)	8,055	35,135

High Yield Bond
Units issued	203,970	128,215
Units redeemed	(192,598)	(81,878)
Net increase(decrease)	11,372	46,337

FS-75

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Vanguard, continued:
International
Units issued	366,346	305,204
Units redeemed	(335,744)	(279,580)
Net increase(decrease)	30,602	25,624

Diversified
Units issued	162,772	151,065
Units redeemed	(151,326)	(159,520)
Net increase(decrease)	11,446	(8,455)

Small Company Growth
Units issued	240,410	185,160
Units redeemed	(174,500)	(143,462)
Net increase(decrease)	65,910	41,698

Wells Fargo:
Discovery
Units issued	6,118	9,897
Units redeemed	(6,497)	(7,269)
Net increase(decrease)	(379)	2,628

Opportunity
Units issued	22,534	8,544
Units redeemed	(14,526)	(5,783)
Net increase(decrease)	8,008	2,761

American Century:
Mid Cap
Units issued	54,222	52,305
Units redeemed	(53,142)	(37,337)
Net increase(decrease)	1,080	14,968

International
Units issued	78,476	3,971
Units redeemed	(41,460)	(6,393)
Net increase(decrease)	37,016	(2,422)

Franklin Templeton:
Global Inc.
Units issued	40,462	30,409
Units redeemed	(36,976)	(38,865)
Net increase(decrease)	3,486	(8,456)

FS-76

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
MFS:
Utilities IC
Units issued	6,757	4,278
Units redeemed	(7,302)	(5,123)
Net increase(decrease)	(545)	(845)

Research
Units issued	176,524	199,713
Units redeemed	(176,981)	(219,556)
Net increase(decrease)	(457)	(19,843)

Summit:
EAFE Intl.
Units issued	10,691	4,516
Units redeemed	(12,731)	(4,623)
Net increase(decrease)	(2,040)	(107)

S&P MidCap
Units issued	596	30
Units redeemed	(473)	(3)
Net increase(decrease)	123	27

S&P 500
Units issued	6,693	11,521
Units redeemed	(6,271)	(11,549)
Net increase(decrease)	422	(28)

Russell Small Cap
Units issued	4,094	5,501
Units redeemed	(5,366)	(896)
Net increase(decrease)	(1,272)	4,605

Moderate
Units issued	51,296	48,368
Units redeemed	(50,877)	(45,565)
Net increase(decrease)	419	2,803

Mod. Growth
Units issued	70,161	59,170
Units redeemed	(67,932)	(62,077)
Net increase(decrease)	2,229	(2,907)

FS-77

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
Summit, continued:
Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

T. Rowe:
Blue Chip
Units issued	207,190	147,749
Units redeemed	(189,223)	(161,277)
Net increase(decrease)	17,967	(13,528)

Morgan Stanley:
Emerging Markets
Units issued	293,812	151,919
Units redeemed	(235,429)	(162,518)
Net increase(decrease)	58,383	(10,599)

Pimco:
Commodity
Units issued	125,141	108,773
Units redeemed	(123,682)	(98,092)
Net increase(decrease)	1,459	10,681

Total Return
Units issued	126,440	104,641
Units redeemed	(118,908)	(110,838)
Net increase(decrease)	7,532	(6,197)

Low Duration
Units issued	46,675	13,115
Units redeemed	(26,680)	(6,517)
Net increase(decrease)	19,995	6,598

DFA:
Bond
Units issued	7,074	5,345
Units redeemed	(7,140)	(15,347)
Net increase(decrease)	(66)	(10,002)

Small
Units issued	33,576	10,622
Units redeemed	(16,285)	(7,544)
Net increase(decrease)	17,291	3,078

FS-78

6. CHANGES IN UNITS OUTSTANDING, continued

	2017	2016
DFA, continued:
Value
Units issued	62,520	47,873
Units redeemed	(58,070)	(46,149)
Net increase(decrease)	4,450	1,724

Fixed
Units issued	4,360	25,511
Units redeemed	(4,182)	(17,386)
Net increase(decrease)	178	8,125

Large
Units issued	19,896	4,754
Units redeemed	(6,384)	(3,866)
Net increase(decrease)	13,512	888

Targeted
Units issued	10,605	4,626
Units redeemed	(5,665)	(2,112)
Net increase(decrease)	4,940	2,514

Global
Units issued	9,103	32
Units redeemed	(5,614)	(8)
Net increase(decrease)	3,489	24

FS-79

AMERITAS LIFE INSURANCE CORP.

_________________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2017 AND 2016 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2017
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2017
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2017 and 2016, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2017, and the related notes to the statutory basis financial statements.
Management's Responsibility for the Statutory Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors' Responsibility
Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20 to the statutory basis financial statements.
Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.
Opinion on Statutory Basis of Accounting
In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 23, 2018

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2017	2016
Bonds	$8,564,489	$8,421,920
Preferred stocks	7,307	10,430
Common stocks	566,840	520,455
Mortgage loans	1,798,793	1,666,517
Real estate:
Properties occupied by the company	43,581	43,073
Properties held for the production of income	5,960	4,976
Properties held for sale	6,166	11,402
Cash, cash equivalents, and short-term investments	203,940	203,219
Loans on insurance contracts	542,635	533,808
Other investments	416,556	351,295
Total Cash and Invested Assets	12,156,267	11,767,095

Investment income due and accrued	108,490	105,385
Deferred and uncollected premiums	106,605	101,826
Federal income tax recoverable	21,677	25,655
Net deferred income tax asset	61,443	108,079
Funds held under coinsurance - affiliate	43,700	44,482
Other admitted assets	141,953	140,050
Separate account assets	7,436,334	6,404,013
Total Admitted Assets	$20,076,469	$18,696,585

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$9,398,742	$9,233,947
Deposit-type funds	962,590	878,611
Reserves for unpaid claims	92,221	107,058
Dividends payable to policyholders	36,362	40,341
Interest maintenance reserve	79,400	85,346
Accrued commissions, expenses and insurance taxes	104,938	104,760
Accrued separate account transfers	(38,060)	(54,933)
Asset valuation reserve	174,346	157,821
Other liabilities	274,013	255,555
Separate account liabilities	7,436,334	6,404,013
Total Liabilities	18,520,886	17,212,519

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,923	49,915
Special surplus - Affordable Care Act fee assessment	13,930	—
Unassigned surplus	1,057,781	1,000,202
Total Capital and Surplus	1,555,583	1,484,066
Total Liabilities, Capital and Surplus	$20,076,469	$18,696,585

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
Premiums and Other Revenue
Premium income, net	$2,726,150	$4,423,079	$3,445,407
Net investment income	503,076	488,205	439,338
Commissions and expense allowances on reinsurance ceded	23,218	23,509	21,648
Modco reinsurance adjustment – affiliate	8,054	(1,282)	(20,347)
Income from fees associated with separate accounts	68,396	53,993	52,491
Separate account reserve transfers assumed	377,308	130,195	—
Miscellaneous income	39,493	30,660	25,958
Total Premiums and Other Revenue	3,745,695	5,148,359	3,964,495

Expenses
Benefits to policyholders	2,944,371	2,468,060	2,071,886
Modco reinsurance adjustment	(71,474)	1,936,441	—
Change in reserves for life, accident and health policies	164,795	373,669	1,486,834
Commissions	161,968	219,744	186,872
General insurance expenses	395,670	380,408	357,309
Taxes, licenses and fees	43,042	55,978	51,747
Net transfers from separate accounts	(14,153)	(323,411)	(277,902)
Total Expenses	3,624,219	5,110,889	3,876,746

Gain from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	121,476	37,470	87,749
Dividends to policyholders	34,062	38,231	43,133
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	87,414	(761)	44,616
Federal income tax expense (benefit)	(6,959)	7,705	64,224
Gain (Loss) from Operations before Net Realized Capital Gains	94,373	(8,466)	(19,608)
Net realized capital gains, net of taxes	11,939	3,670	9,954
Net Income (Loss)	106,312	(4,796)	(9,654)

Surplus notes
Surplus notes amortization	8	9	9
Additional paid in capital
Change in capital related to merger	—	(30,587)	—
Unassigned surplus
Change in unrealized gains (losses), net of tax	37,824	1,013	(65,246)
Change in net deferred income taxes	(100,357)	30,251	45,924
Change in non-admitted assets	61,998	(21,068)	(60,416)
Change in asset valuation reserve	(16,525)	(3,570)	(3,679)
Change in unrecognized actuarial losses on pension, net of tax	(2,644)	(60)	1,572
Deferred reinsurance gain, net	—	651	—
Dividends paid to common stockholder	(15,000)	(20,000)	(20,000)
Other	(99)	2	2
Net Change in Capital and Surplus	71,517	(48,155)	(111,488)

Capital and Surplus at the Beginning of the Year	1,484,066	1,532,221	1,643,709
Capital and Surplus at the End of Year	$1,555,583	$1,484,066	$1,532,221

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2017	2016	2015
OPERATING ACTIVITIES
Premium collected net of reinsurance	$2,523,348	$2,276,112	$2,276,872
Net investment income received	492,879	471,836	422,114
Miscellaneous income	135,212	100,401	98,953
Benefits paid to policyholders	(2,303,032)	(2,186,640)	(2,046,765)
Net transfers from separate accounts	31,025	329,873	289,731
Commissions, expenses and taxes paid	(612,440)	(656,069)	(563,249)
Dividends paid to policyholders	(38,040)	(39,450)	(24,178)
Federal income taxes paid	(16,445)	(107,516)	(51,220)
Net Cash from Operating Activities	212,507	188,547	402,258

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	1,698,218	1,654,965	1,518,269
Cost of investments acquired	(1,970,726)	(1,849,105)	(1,900,557)
Net change in loans on insurance contracts	(9,592)	(12,199)	(15,499)
Net Cash from Investing Activities	(282,100)	(206,339)	(397,787)

FINANCING AND MISCELLANEOUS ACTIVITIES
Borrowed money	132	790	1,261
Change in deposit-type funds	83,980	1,156	96,493
Dividends to common stockholder	(15,000)	(20,000)	(20,000)
Other miscellaneous, net	1,202	(1,213)	(153)
Net Cash from Financing and Miscellaneous Activities	70,314	(19,267)	77,601

Net Change in Cash, Cash Equivalents and Short-Term Investments	721	(37,059)	82,072

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	203,219	240,278	158,206

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$203,940	$203,219	$240,278

Non-cash transactions from investing and financing activities:
Conversion of mortgage loans to real estate	$2,170	$6,649	$2,587
Conversion of other investment to real estate – affiliate (Note 5)	—	—	4,970
Recognized commitments for low income housing investments (Note 3)	—	5,000	37,009
Stock dissolution of affiliates related to merger - (Notes 1 & 2)	—	28,954	—
Conversion of common stock to other investment related to merger
- affiliate (Note 1)	—	1,633	—
Exchanges of bonds and stocks	59,164	16,731	—
Bonds converted to stocks	2,899	1,060	—
Acquisition of stock from alternative partnerships	691	—	—
Initial bonds acquired due to coinsurance/modified coinsurance
transaction (Note 14)	—	102,632	—
Initial liability for deposit-type contracts due to coinsurance/modified
coinsurance transaction (Note 14)	—	(18,646)	—
Initial bonds acquired due to coinsurance (Note 14)	—	—	1,044,000
Initial policy loans acquired due to coinsurance (Note 14)	—	—	165,295
Initial liability for deposit-type contracts due to coinsurance (Note 14)	—	—	(90,179)
Initial investment income accrued due to coinsurance (Note 14)	—	—	12,476

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2017, 2016 and 2015
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Calvert Investments, Inc. (Calvert), a provider of investment and administrative services, Ameritas Investment Corp. (AIC), a broker dealer, Custom Insurance Solutions, LLC, (CISL), a general insurance agency (prior to May 31, 2017), Griffin Realty LLC (Griffin), a limited liability company that purchased certain owned real estate and commercial loans from a previously affiliated company, and Milford Realty LLC (Milford), a limited liability company with one real estate property contributed (prior to August 31, 2017). Effective May 31, 2017, CISL was dissolved with net assets distributed to the Company. Effective August 31, 2017, and after selling the real estate property to an outside party, Milford was dissolved.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP).

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Investments
Under NAIC SAP, investments in bonds and SVO identified investments are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of 6 by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (AVR) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred. Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the interest maintenance reserve (IMR) in the accompanying Balance Sheets – Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold. Under NAIC SAP, prepayment penalties and acceleration fees, as it relates to callable debt features, are reported in investment income as the difference between the total proceeds received less investment par value. The capital gains and losses, upon disposal, is the difference between book adjusted carrying value (BACV) and par value. Under GAAP, prepayment penalties, acceleration fees, and capital gains and losses, upon disposal, are all reported in investment income as the difference between the total proceeds received less BACV.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Deferred Policy Acquisition Costs and Intangible Assets
Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, identifiable intangible assets are not recorded. Under GAAP, identifiable intangible assets primarily consist of the amortized value of business acquired (VOBA), value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), and non-competition agreements acquired in subsidiary and business block acquisitions. VOBA is being amortized in proportion to the policy renewal period. VOCRA is amortized in relation to customer persistency. The non-compete agreements and VODA are amortized based on the duration of the commercial agreement.

Unearned Revenue
Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

Non-admitted Assets
Under NAIC SAP, certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies
Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies
Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends
Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance
Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, i.e., limits or diminishes the transfer of risk by the ceding company to the reinsurer, the agreement shall be accounted for as deposit accounting. In addition, any contractual feature that delays timely reimbursement violates the conditions of reinsurance accounting. Under NAIC SAP, a reinsurance treaty covering contracts that does transfer all of the significant risk inherent in the business being reinsured (e.g., lapse, credit quality, reinvestment or disintermediation risk) qualifies for reinsurance accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and, therefore, be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk, specifically mortality or morbidity risk. Even if mortality and morbidity risk is present in the contract, to qualify for transfer of risk under GAAP, there must also be a reasonable possibility that the reinsurer may realize significant loss from assuming the mortality or morbidity risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. Under GAAP, a business combination occurs when an entity obtains control of acquired activities and assets which meet the definition of a business. In a transaction qualifying as a business combination under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition. Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral otherwise non-deferred amounts are netted against expenses.

Employee Benefits
Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus. The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset. Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes
NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Surplus Notes
Surplus notes are reported as surplus under NAIC SAP, and would be reported as a liability under GAAP. Under NAIC SAP, interest cannot be accrued until written approval has been received from the Department. Under GAAP, interest would be accrued when incurred.

Cash, Cash Equivalents and Short-Term Investments
Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income
Comprehensive income and its components are not presented under NAIC SAP.

Goodwill
Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $150,530 and $169,613 at December 31, 2017 and 2016, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and written down if impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. The single real estate property held within Milford, which was sold on July 14, 2017, was classified in the Balance Sheets - Statutory Basis as real estate held for sale and its recorded carrying amount was $3,589 at December 31, 2016.

The Company financed a ten year, 4% interest rate non-recourse loan of $15,500 on a real estate property with scheduled maturities of $412, $428, $444, $462 and $480 as of December 31, 2018, 2019, 2020, 2021 and 2022, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016 the amount of borrowing over the carrying value of real estate property was $2,241 and $2,006, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying amount of Griffin, an affiliated limited liability company was $3,612 and $4,556 at December 31, 2017 and 2016, respectively. The recorded carrying amount of CISL, an affiliated limited liability company, which was acquired in 2016 and dissolved in 2017, was $1,256 at December 31, 2016. Griffin and CISL did not have a GAAP audit performed so the Company non-admits these assets. Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,125, $1,766 and $1,782 were recorded as realized losses during 2017, 2016 and 2015, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The notional amount of the futures contracts at December 31, 2017 and 2016 was $(122,890) and $(206,543), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $10,983 and $12,955, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2017 and 2016 was $189,000 and $300,000, respectively.

The Company is required to post collateral to the brokering bank for swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $15,960 and $21,902, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 13, 2019. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through November 1, 2018. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Exchange traded put options, however, as of December 31, 2017 the Company had no open Equity put option positions. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2017 and 2016 was $4,995 and $2,990, respectively.

The options (OTC index call options and Exchange traded index call options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the Equity put options and the options as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$661,055	$670,380	$68,534	$59,776
OTC index call option contracts written	Other investments	(641,140)	(653,120)	(37,066)	(34,282)
Exchange traded index call option contracts owned	Other investments	549,493	319,325	59,072	31,132
Exchange traded put option contracts owned	Other investments	—	9,679	—	116
Total asset derivatives		$569,408	$346,264	$90,540	$56,742

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2017	2016	2017	2016
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$538,036	$311,720	$35,065	$17,673
Exchange traded put option contracts written	Other liabilities	—	7,228	—	57
Total liability derivatives		$538,036	$318,948	$35,065	$17,730

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and interest rate swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2017	2016	2015
Derivatives Not Designated as Hedging Instruments:
OTC index call options and Exchange traded index call options - closed	Net investment income	$31,606	$(5,075)	$3,516
Futures contracts - closed	Net investment income	(25,369)	(23,200)	(8,909)
Interest rate swap contracts - closed	Net investment income	(15,249)	23,497	11,528
Total recognized in net investment income		$(9,012)	$(4,778)	$6,135
OTC index call options and Exchange traded index call options - open	Change in unrealized gains (losses)	$10,397	$17,019	$(13,623)
Futures contracts - open	Change in unrealized gains (losses)	(2,071)	2,381	(7,393)
Interest rate swap contracts - open	Change in unrealized gains (losses)	19,793	(23,392)	(311)
Total recognized in change in unrealized gains (losses)		$28,119	$(3,992)	$(21,327)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $0 at December 31, 2017, 2016 and 2015, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $132,459 and $194,457 at December 31, 2017 and 2016, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $18,597 and $17,659, operating software at cost of $3,123 and $3,123, and non-operating software at cost of $77,655 and $75,472 are carried at cost less accumulated depreciation at December 31, 2017 and 2016, respectively. The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $82,046 and $76,343 was $3,208 and $3,882, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2017 and 2016. EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $9,221, $10,806 and $11,004 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. The per $100 of monthly benefit factors are generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. A modification is made for claims in the first two years from disablement.

For the remaining group accident and health short-term disability contracts, the present value of amounts not yet due on claim reserve for certain policies with a benefit period of one to three years are based on the Bornhuetter-Ferguson loss reserving method. Expected paid claims and premiums and the resulting loss ratios are developed separately for each benefit period and incurred year with no interest discount.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $8,558,159 or 11.0% and $8,906,864 or 11.6% of the individual life policies in force as of December 31, 2017 and 2016, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $12,421, $13,723 and $7,037 for 2017, 2016 and 2015, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2017 and 2016.

The Company is subject to taxation in the United States and various states. As of December 31, 2017, the Company’s tax years, generally, for 2014-2017 are subject to examination by the tax authorities.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company’s products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 2 - Revised "Cash, Cash Equivalents, Drafts and Short-Term Investments" (SSAP No. 2R)
In December 2016, the NAIC issued SSAP No. 2R to reclassify money market mutual funds from short-term investments to cash equivalents. The statement has an effective date of December 31, 2017 with prospective application. The adoption of this statement does not impact that amount that is presented on the Balance Sheets - Statutory Basis as both short-term investments and cash equivalents are reported in the the Balance Sheets - Statutory Basis as cash, cash equivalents, and short-term investments. The amount of money market mutual funds reclassified from short-term investments to cash equivalents at December 31, 2017 was $156,599.

NOTE 2 – STATUTORY MERGER

On December 31, 2016 the Company merged with Security Life Insurance Company of America (SLIC), a wholly owned subsidiary of the Company prior to the merger. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. The parent company of SLIC was Security American Financial Enterprises, Inc. (SAFE) which was 100% owned by the Company until it was dissolved on December 31, 2016.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds as of December 31, 2017 and 2016 are summarized as follows:

December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$233,340	$7,149	$(635)	$239,854
All other governments	2,321	28	—	2,349
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	407,694	14,054	(3,582)	418,166
Hybrid securities	22,473	3,714	(418)	25,769
Industrial and miscellaneous (unaffiliated)	7,898,928	343,732	(30,475)	8,212,185
Total bonds	$8,564,756	$368,677	$(35,110)	$8,898,323

NOTE 3 - INVESTMENTS, (continued)

December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$308,321	$13,118	$(715)	$320,724
All other governments	2,985	—	(47)	2,938
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	458,995	15,954	(3,865)	471,084
Hybrid securities	22,739	3,100	(1,159)	24,680
Industrial and miscellaneous (unaffiliated)	7,628,943	262,843	(65,373)	7,826,413
Total bonds	$8,421,983	$295,015	$(71,159)	$8,645,839

At December 31, 2017 and 2016, the amortized cost of bonds was reduced by $267 and $63, respectively, of cumulative fair value adjustments on bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $8,564,489 and $8,421,920, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2017 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$296,679	$301,323
Due after one year through five years	2,131,461	2,217,076
Due after five years through ten years	2,740,070	2,802,862
Due after ten years	3,257,037	3,431,533
Bonds with multiple repayment dates	139,509	145,529
Total bonds	$8,564,756	$8,898,323

Proceeds from the sales of bonds were $402,941, $448,242, and $307,573 for the years ended December 31, 2017, 2016 and 2015, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2017	2016	2015
Bonds:
Gross realized capital gains on sales	$10,268	$14,546	$12,349
Gross realized capital losses on sales	(1,645)	(782)	(866)
Net realized capital gains on sales	8,623	13,764	11,483
Other, including impairments and net gain on dispositions other than sales	2,194	(4,556)	(10,715)
Total bonds	10,817	9,208	768
Preferred stocks	257	52	768
Common stocks	30,416	32,100	28,489
Mortgage loans	(354)	(1,183)	(1,521)
Real estate	(802)	(4,037)	1,990
Other investments	5,463	7,022	16,097
Realized capital gains before federal income taxes and transfer to IMR	45,797	43,162	46,591
Realized capital gains transferred to IMR	9,962	14,677	7,966
Federal income tax expense	23,896	24,815	28,671
Net realized capital gains	$11,939	$3,670	$9,954

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $614,037 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $18,606 and $17,302 in stock was owned at December 31, 2017 and 2016, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2017 and 2016.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Membership stock - class A	$340	$360
Membership stock - class B	17,930	16,646
Excess stock	336	296
Aggregate total	$18,606	$17,302
Actual or estimated borrowing capacity as determined by the insurer	$614,037	$468,210

As of December 31, 2017 and 2016, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2017 and 2016, the Company had issued $500,000 and $450,000, respectively, of funding agreements with the FHLB. There is $745,924 and $470,938 of bonds and mortgage loans pledged as collateral at December 31, 2017 and 2016, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,578 and $450,273 on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016, respectively.

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$757,479	$484,037
Carrying value	$745,924	$470,938
Aggregate total borrowing - funding agreements	$500,000	$450,000

The maximum amount of collateral pledged to the FHLB during December 31, 2017 and 2016 is as follows:

	General Account
	2017	2016
Fair value	$783,264	$531,266
Carrying value	$763,919	$503,616
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$450,000

The Company does not have any prepayment obligations related to the funding agreements.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost as of December 31, 2017 and 2016 is as follows:

December 31, 2017
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$18,606	$17,302	$1,304	$—	$18,606	0.092%	0.093%
Bonds on deposit with states	132,412	129,830	2,582	—	132,412	0.655%	0.660%
Pledged collateral to FHLB
(including assets backing
funding agreements)	745,924	470,938	274,986	—	745,924	3.691%	3.715%
Pledged as collateral not
captured in other categories:
Derivatives	31,938	37,847	(5,909)	—	31,938	0.158%	0.159%
Other restricted assets:
Policy Loans reinsurance
assumed	158,931	163,888	(4,957)	—	158,931	0.786%	0.792%
Bonds and short-term
investments from
reinsurance assumed	1,149,812	1,225,898	(76,086)	—	1,149,812	5.690%	5.727%
Total restricted assets	$2,237,623	$2,045,703	$191,920	$—	$2,237,623	11.072%	11.146%

December 31, 2016
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$17,302	$18,198	$(896)	$—	$17,302	0.092%	0.093%
Bonds on deposit with states	129,830	130,240	(410)	—	129,830	0.687%	0.694%
Pledged collateral to FHLB
(including assets backing
funding agreements)	470,938	506,481	(35,543)	—	470,938	2.493%	2.519%
Pledged as collateral not
captured in other categories:
Derivatives	37,847	39,964	(2,117)	—	37,847	0.200%	0.202%
Other restricted assets:
Policy Loans reinsurance
assumed	163,888	164,929	(1,041)	—	163,888	0.868%	0.877%
Bonds and short-term
investments from
reinsurance assumed	1,225,898	1,207,407	18,491	—	1,225,898	6.489%	6.557%
Total restricted assets	$2,045,703	$2,067,219	$(21,516)	$—	$2,045,703	10.829%	10.942%

NOTE 3 - INVESTMENTS, (continued)

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$24,981	$(163)	$18,311	$(472)	$43,292	$(635)
All other governments	—	—	—	—	—	—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	41,672	(512)	77,495	(3,070)	119,167	(3,582)
Hybrid securities	—	—	4,720	(418)	4,720	(418)
Industrial and miscellaneous (unaffiliated)	811,482	(10,339)	614,464	(20,136)	1,425,946	(30,475)
Total bonds	878,135	(11,014)	714,990	(24,096)	1,593,125	(35,110)
Preferred stocks	—	—	—	—	—	—
Common stocks	19,893	(888)	7,877	(363)	27,770	(1,251)
Total	$898,028	$(11,902)	$722,867	$(24,459)	$1,620,895	$(36,361)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$39,092	$(715)	$2	$—	$39,094	$(715)
All other governments	2,321	(47)	—	—	2,321	(47)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	118,753	(3,447)	12,302	(418)	131,055	(3,865)
Hybrid securities	—	—	12,467	(1,159)	12,467	(1,159)
Industrial and miscellaneous (unaffiliated)	1,764,150	(45,543)	395,141	(19,830)	2,159,291	(65,373)
Total bonds	1,924,316	(49,752)	419,912	(21,407)	2,344,228	(71,159)
Preferred stocks	6,432	(136)	—	—	6,432	(136)
Common stocks	43,268	(2,533)	7,910	(1,017)	51,178	(3,550)
Total	$1,974,016	$(52,421)	$427,822	$(22,424)	$2,401,838	$(74,845)

The unrealized losses related to bonds in 2017 and 2016 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2017 and 2016.

NOTE 3 - INVESTMENTS, (continued)

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $0, $1,524, and $3,254 during 2017, 2016 and 2015, respectively.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2017 and 2016, bonds totaling $421,199 and $372,052, respectively, (4.9% and 4.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2017, 2016 and 2015, the Company recorded realized losses for other-than-temporary impairments on bonds of $593, $5,699 and $8,166, respectively.

The Company did not recognize any other-than-temporary impairments on loan-backed and structured security investments in 2017.

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2017
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$339,297	$336,001	$(3,296)	$403,590	$392,280	$(11,310)

December 31, 2016
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$456,103	$447,057	$(9,046)	$311,714	$298,553	$(13,161)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2017	2016
DSCR distribution
Below 1.0	$45,766	$72,930
1.0 - 1.2	172,978	193,503
1.2 - 1.8	909,680	807,155
Greater than 1.8	502,515	403,682
Total	$1,630,939	$1,477,270

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

NOTE 3 - INVESTMENTS, (continued)

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2017	2016
Loan to value
Below 60%	$26,694	$18,022
60-75%	6,250	4,704
Above 75%	330	—
Total	$33,274	$22,726

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2017
	Residential First Mortgages	Second Trusts	Total
Performing	$121,545	$6,631	$128,176
Non-performing	5,325	1,079	6,404
Total	$126,870	$7,710	$134,580

	December 31, 2016
	Residential First Mortgages	Second Trusts	Total
Performing	$146,582	$10,080	$156,662
Non-performing	9,228	631	9,859
Total	$155,810	$10,711	$166,521

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2017
	Residential	Commercial	Total
Recorded investment (all)
Current	$121,611	$1,661,761	$1,783,372
30-59 days past due	4,674	2,453	7,127
60-89 days past due	1,890	—	1,890
90-179 days past due	679	—	679
180+ days past due	5,725	—	5,725
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,071,698	1,071,698

	December 31, 2016
	Residential	Commercial	Total
Recorded investment (all)
Current	$149,071	$1,499,996	$1,649,067
30-59 days past due	5,250	—	5,250
60-89 days past due	2,341	—	2,341
90-179 days past due	2,942	—	2,942
180+ days past due	6,917	—	6,917
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	916,649	916,649

NOTE 3 - INVESTMENTS, (continued)

At December 31, 2017, the average size of an individual commercial mortgage loan was $1,843. The average size of an individual residential mortgage loan was $252. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $12,649 and $11,134 at December 31, 2017 and 2016, respectively. As of December 31, 2017, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.50% and 3.38% for commercial mortgage loans and 9.75% and 2.00% for residential mortgage loans.

In 2017 and 2016, the Company issued 105 and 102, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 6.50% and 8.00%, respectively, and 3.90% and 3.90%, respectively, totaling $316,712 and $402,186, respectively. The Company did not acquire any new residential mortgage loans in 2017 and 2016.

At December 31, 2017 and 2016, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had impairments for commercial mortgage loans in the amounts of $0, $0, and $133 and for residential mortgage loans of $742, $1,560 and $1,547 during 2017, 2016 and 2015, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2017
	Residential	Commercial	Total
No allowance for credit losses	$98,033	$2,626	$100,659

	December 31, 2016
	Residential	Commercial	Total
No allowance for credit losses	$77,767	$2,710	$80,477

A summary of information pertaining to impaired loans is as follows:

	December 31, 2017
	Residential	Commercial	Total
Average recorded investment	$87,389	$2,669	$90,058
Interest income recognized	4,361	175	4,536
Recorded investments on nonaccrual status	6,404	—	6,404
Amount of interest income recognized using the cash basis method
of accounting	4,322	175	4,497

	December 31, 2016
	Residential	Commercial	Total
Average recorded investment	$65,991	$3,480	$69,471
Interest income recognized	3,104	180	3,284
Recorded investments on nonaccrual status	9,858	—	9,858
Amount of interest income recognized using the cash basis method
of accounting	3,070	199	3,269

NOTE 3 - INVESTMENTS, (continued)

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2017	2016
Aggregate amount of mortgage loans derecognized	$2,077	$6,566
Real estate collateral recognized	2,170	6,649

A summary of information pertaining to real estate sales is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of sales	10	1	11
Gain recognized	$549	$82	$631

	December 31, 2016
	Residential	Commercial	Total
Number of sales	12	2	14
Gain (loss) recognized	$935	$(2,987)	$(2,052)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The residential real estate properties classified as held for sale have recorded values of $342 and $1,989 for the years ended December 31, 2017 and 2016, respectively. The commercial real estate properties classified as held for sale have recorded values of $5,824 and $9,413 for the years ended December 31, 2017 and 2016, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

Real estate property impairments, which the Company recognizes as other-than-temporary and records as realized losses, is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of impairments	5	1	6
Impairment losses recorded	$116	$188	$304

	December 31, 2016
	Residential	Commercial	Total
Number of impairments	7	1	8
Impairment losses recorded	$604	$1,381	$1,985

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2017
	Residential	Commercial	Total
Number of loans	311	1	312
Carry value	$92,587	$2,626	$95,213
Interest income	4,230	175	4,405

	December 31, 2016
	Residential	Commercial	Total
Number of loans	249	1	250
Carry value	$75,356	$2,710	$78,066
Interest income	3,111	180	3,291

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were 15 and 14 short sales on residential mortgage loans in 2017 and 2016, respectively.

Low-Income Housing Tax Credit Investments
The Company has up to 13 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2017 and 2016, the Company recognized $4,875 and $3,485, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $40,892 and $45,509 and in other liabilities was $18,463 and $34,556 for the years ended December 31, 2017 and 2016, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $13,661, $2,904, $461, in 2018, 2019 and 2020, respectively, and $1,437 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2017 and 2016. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2017 and 2016.

Offsetting and Netting of Assets and Liabilities
Call options that qualified for offsetting and netting are as follows:

	December 31, 2017			December 31, 2016
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$68,534	$37,066	$31,468	$59,776	$34,282	$25,494

Liabilities:
Derivatives - call options	$37,066	$37,066	$—	$34,282	$34,282	$—

At December 31, 2017 and 2016, the net asset amount of $31,468 and $25,494, respectively, was recorded in other investments on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2017	2016	2015
Income:
Bonds	$372,170	$369,836	$321,912
Preferred stocks	431	530	284
Common stocks	18,288	7,570	7,982
Mortgage loans	90,873	82,850	80,008
Real estate *	18,028	17,567	18,184
Loans on insurance contracts	28,111	29,146	19,371
Short-term investments	1,400	432	75
Derivatives	(9,012)	(4,778)	6,135
Other investments	23,440	18,892	22,045
Amortization of interest maintenance reserve	12,421	13,723	7,037
Gross investment income	556,150	535,768	483,033
Total investment expenses	53,074	47,563	43,695
Net investment income	$503,076	$488,205	$439,338
* Includes amounts for the occupancy of company-owned property of $9,438, $9,243 and $8,893 in 2017, 2016, and 2015, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2017 and 2016, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 96 and 67, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $8,382 and $11,291, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

NOTE 3 - INVESTMENTS, (continued)

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following tables provide information as of December 31, 2017 and 2016 about the Company’s financial assets and liabilities measured and reported at fair value:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1,076	$1,076
Total bonds	—	—	1,076	1,076
Common stock
Industrial and miscellaneous (unaffiliated)	397,704	—	—	397,704
Total common stocks	397,704	—	—	397,704
Other investments	22,813	—	—	22,813
Derivative assets
Exchange traded index call and put options	59,072	—	—	59,072
Over the counter index call options	—	31,468	—	31,468
Total other investments	81,885	31,468	—	113,353
Separate account assets	7,436,334	—	—	7,436,334
Total assets at fair value	$7,915,923	$31,468	$1,076	$7,948,467

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$35,065	$—	$—	35,065
Total liabilities at fair value	$35,065	$—	$—	$35,065

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets at fair value
Industrial and miscellaneous (unaffiliated)	$—	$—	$1	$1
Total bonds	—	—	1	1
Common stock
Industrial and miscellaneous (unaffiliated)	333,540	—	—	333,540
Total common stocks	333,540	—	—	333,540
Other investments	20,763	—	—	20,763
Derivative assets
Exchange traded index call and put options	31,248	—	—	31,248
Over the counter index call options	—	25,494	—	25,494
Total other investments	52,011	25,494	—	77,505
Separate account assets	6,404,013	—	—	6,404,013
Total assets at fair value	$6,789,564	$25,494	$1	$6,815,059

Liabilities at fair value
Derivative liabilities
Exchange traded call and put options (written)	$17,730	$—	$—	$17,730
Total liabilities at fair value	$17,730	$—	$—	$17,730

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 – Financial Assets
The Company's Level 2 assets include OTC index call options. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the Index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified non-agency mortgage-backed and asset-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2017. The Company classified non-agency mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2016. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. Also, securities with a fair value based only on uncorroborated dealer quotes or internal valuations are assigned to Level 3.

The following tables summarize changes to our financial instruments for the years ended December 31, 2017 and 2016 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2017	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2017
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$1	$1,330	$—	$143	$(127)	$(271)	$1,076
Total assets	$1	$1,330	$—	$143	$(127)	$(271)	$1,076

	Beginning balance at 1/1/2016	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Ending balance at 12/31/2016
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$76	$184	$(76)	$(122)	$(13)	$(48)	$1
Total assets	$76	$184	$(76)	$(122)	$(13)	$(48)	$1

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume, bid-ask spreads or changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Transfers into Level 3 during 2017 and 2016 occurred when a significant input could not be corroborated with market observable data. Transfers out of Level 3 during 2016 included securities measured at lower of cost or market and reported at cost in 2016, and at fair value in the prior year. There were no transfers between Level 1 and 2 during 2017 or 2016.

NOTE 3 - INVESTMENTS, (continued)

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value for the period ended December 31, 2017 and 2016:

December 31, 2017
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$991	Discounted cash flows	Constant prepayment rate	14% - 21% (18%)	Decrease
			Constant default rate	3% - 34% (15%)	Decrease
			Loss severity	18% - 35% (27%)	Decrease
Asset-backed securities [4]	$85	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.
4 Primarily collateralized by home equity.

December 31, 2016
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Residential mortgage-backed securities [3]	$1	Discounted cash flows	Constant prepayment rate	7% - 14% (10%)	Decrease
			Constant default rate	1% - 3% (2%)	Decrease
			Loss severity	29% - 65% (41%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.

²	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

³	Primarily mezzanine tranches of non-agency residential mortgage-backed securities.

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate a carrying value. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2017
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,898,323	$8,564,489	$—	$6,908,678	$1,989,645
Preferred stocks	8,042	7,307	—	8,042	—
Common stocks	416,310	416,310	397,704	18,606	—
Mortgage loans	1,847,767	1,798,793	—	—	1,847,767
Cash, cash equivalents and short-term
investments	203,940	203,940	203,940	—	—
Loans on insurance contracts	622,884	542,635	—	—	622,884
Other investments	221,811	218,484	84,733	86,340	50,738
Investment income due and accrued	108,490	108,490	108,490	—	—
Separate account assets	7,436,334	7,436,334	7,436,334	—	—
Total financial assets	$19,763,901	$19,296,782	$8,231,201	$7,021,666	$4,511,034

Liabilities:
Deposit-type funds	$962,073	$962,590	$—	$—	$962,073
Borrowings	2,304	2,321	—	—	2,304
Derivative liabilities	35,065	35,065	35,065	—	—
Separate account liabilities	7,436,334	7,436,334	7,436,334	—	—
Total financial liabilities	$8,435,776	$8,436,310	$7,471,399	$—	$964,377

December 31, 2016
	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$8,645,839	$8,421,920	$—	$7,012,716	$1,633,123
Preferred stocks	10,363	10,430	—	10,363	—
Common stocks	350,842	350,842	333,540	17,302	—
Mortgage loans	1,705,774	1,666,517	—	—	1,705,774
Cash, cash equivalents and short-term
investments	203,219	203,219	203,219	—	—
Loans on insurance contracts	614,282	533,808	—	—	614,282
Other investments	161,349	161,439	54,580	51,728	55,041
Investment income due and accrued	105,385	105,385	105,385	—	—
Separate account assets	6,404,013	6,404,013	6,404,013	—	—
Total financial assets	$18,201,066	$17,857,573	$7,100,737	$7,092,109	$4,008,220

Liabilities:
Deposit-type funds	$878,325	$878,611	$—	$—	$878,325
Borrowings	2,191	2,191	—	—	2,191
Derivative liabilities	17,730	17,730	17,730	—	—
Separate account liabilities	6,404,013	6,404,013	6,404,013	—	—
Total financial liabilities	$7,302,259	$7,302,545	$6,421,743	$—	$880,516

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yields-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$185,531	$6,179	$191,710
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	185,531	6,179	191,710
Deferred tax assets non-admitted	60,819	—	60,819
Subtotal net admitted deferred tax assets	124,712	6,179	130,891
Deferred tax liabilities	38,951	30,497	69,448
Net admitted deferred tax assets/(net deferred tax liability)	$85,761	$(24,318)	$61,443

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2017 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$61,443	$—	$61,443
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$61,443	$—	$61,443
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$223,640
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$63,269	$6,179	$69,448
Deferred tax assets admitted as the result of application
of NAIC SAP	$124,712	$6,179	$130,891

The components of the net deferred tax asset/(liability) as of December 31, 2016 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$281,643	$11,191	$292,834
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	281,643	11,191	292,834
Deferred tax assets non-admitted	123,596	17	123,613
Subtotal net admitted deferred tax assets	158,047	11,174	169,221
Deferred tax liabilities	22,019	39,123	61,142
Net admitted deferred tax assets/(net deferred tax liability)	$136,028	$(27,949)	$108,079

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2016 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$80,227	$—	$80,227
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$27,852	$—	$27,852
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$27,852	$—	$27,852
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$205,816
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$49,968	$11,174	$61,142
Deferred tax assets admitted as the result of application
of NAIC SAP	$158,047	$11,174	$169,221

The changes in the components of the net deferred tax asset/(liability) from December 31, 2016 to December 31, 2017 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(96,112)	$(5,012)	$(101,124)
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	(96,112)	(5,012)	(101,124)
Deferred tax assets non-admitted	(62,777)	(17)	(62,794)
Subtotal net admitted deferred tax assets	(33,335)	(4,995)	(38,330)
Deferred tax liabilities	16,932	(8,626)	8,306
Net admitted deferred tax assets/(net deferred tax liability)	$(50,267)	$3,631	$(46,636)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$(80,227)	$—	$(80,227)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$33,591	$—	$33,591
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$33,591	$—	$33,591
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$17,824
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$13,301	$(4,995)	$8,306
Deferred tax assets admitted as the result of application
of NAIC SAP	$(33,335)	$(4,995)	$(38,330)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

NOTE 4 - INCOME TAXES, (continued)

The Company used the following amounts in determining the DTA admissibility:

	2017	2016
Ratio percentage used to determine recovery period and
threshold limitation above	1,192%	1,122%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,490,932	$1,372,105

There were no tax planning strategies utilized as of December 31, 2017 or 2016.

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2017	2016	2015
Federal	$(6,959)	$7,705	$64,224
Foreign	—	—	—
Subtotal	(6,959)	7,705	64,224
Federal income tax on net capital gains	27,383	29,952	31,458
Other	—	351	—
Federal and foreign income tax incurred	$20,424	$38,008	$95,682

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$108	$132	$141	$(24)	$(9)
Unearned premium reserve	361	574	588	(213)	(14)
Policyholder reserves	54,817	52,699	51,031	2,118	1,668
Investments	525	1,036	1,085	(511)	(49)
Deferred acquisition costs	63,086	108,084	111,814	(44,998)	(3,730)
Policyholder dividends accrual	1,978	6,920	7,804	(4,942)	(884)
Fixed assets	95	670	688	(575)	(18)
Compensation and benefits accrual	26,061	40,986	39,607	(14,925)	1,379
Receivables - non-admitted	15,045	24,340	26,778	(9,295)	(2,438)
Net operating loss carry-forward	882	3,257	574	(2,375)	2,683
Tax credit carry-forward	—	—	612	—	(612)
Coinsurance/modified coinsurance transaction	14,314	25,602	—	(11,288)	25,602
Other (including items <5% of total
ordinary tax assets)	8,259	17,343	16,128	(9,084)	1,215
Subtotal	185,531	281,643	256,850	(96,112)	24,793
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	60,819	123,596	96,843	(62,777)	26,753
Admitted ordinary deferred tax assets	$124,712	$158,047	$160,007	$(33,335)	$(1,960)

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2017	2016	2015	from 2016	from 2015
Capital
Investments	$1,756	$3,089	$4,957	$(1,333)	$(1,868)
Real Estate	2,987	7,970	6,606	(4,983)	1,364
Other (including items <5% of total
ordinary tax assets)	1,436	132	177	1,304	(45)
Subtotal	6,179	11,191	11,740	(5,012)	(549)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	17	32	(17)	(15)
Admitted capital deferred tax assets	6,179	11,174	11,708	(4,995)	(534)
Admitted deferred tax assets	$130,891	$169,221	$171,715	$(38,330)	$(2,494)

Deferred tax liabilities:
Ordinary
Investments	$3,301	$4,761	$3,456	$(1,460)	$1,305
Fixed assets	4,626	7,987	9,230	(3,361)	(1,243)
Deferred and uncollected premium	—	15	100	(15)	(85)
Policyholder reserves	28,408	4,757	5,699	23,651	(942)
Unearned commissions	2,157	3,834	3,969	(1,677)	(135)
Other (including items <5% of total
ordinary tax liabilities)	459	665	856	(206)	(191)
Subtotal	$38,951	$22,019	$23,310	$16,932	$(1,291)

Capital
Investments	$30,497	$39,123	$46,283	$(8,626)	$(7,160)
Subtotal	$30,497	$39,123	$46,283	$(8,626)	$(7,160)

Deferred tax liabilities	$69,448	$61,142	$69,593	$8,306	$(8,451)

Net deferred tax assets	$61,443	$108,079	$102,122	$(46,636)	$5,957

The change in the net admitted deferred tax assets was $(46,636), $5,957 and $16,319 for the years ended December 31, 2017, 2016 and 2015, respectively. The change in non-admitted deferred tax assets of $(62,794), $26,738 and $55,478 was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2017	2016	Change
Total gross deferred tax assets	$191,710	$292,834	$(101,124)
Total deferred tax liabilities	69,448	61,142	8,306
Net deferred tax asset	$122,262	$231,692	(109,430)
Tax effect of change in unrealized gains and pension liability			9,073
Change in net deferred income tax			$(100,357)

	2016	2015	Change
Total gross deferred tax assets	$292,834	$268,590	$24,244
Total deferred tax liabilities	61,142	69,593	(8,451)
Net deferred tax asset	$231,692	$198,997	32,695
Tax effect of change in unrealized losses and pension liability			(2,444)
Change in net deferred income tax			$30,251

NOTE 4 - INCOME TAXES, (continued)

	2015	2014	Change
Total gross deferred tax assets	$268,590	$221,895	$46,695
Total deferred tax liabilities	69,593	94,695	(25,102)
Net deferred tax asset	$198,997	$127,200	71,797
Tax effect of change in unrealized losses and pension liability			(25,873)
Change in net deferred income tax			$45,924

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Net gain (loss) from operations before income taxes	$87,414	$(761)	$44,616
Net realized capital gains before income taxes	45,797	43,162	46,591
Term coinsurance agreement and emerging profits	—	1,002	—
Other	(102)	—	—
Total pre-tax statutory income	133,109	43,403	91,207
Change in non-admitted assets	(2,098)	6,972	(4,939)
IMR amortization	(12,421)	(13,723)	(7,037)
Affordable Care Act assessment	—	10,843	11,797
Tax-exempt income	(20,109)	(16,502)	(11,304)
Dividends received deduction	(10,000)	(27)	(18)
IMR transferred in coinsurance treaties	—	1,193	61,838
IMR released on reinsurance transaction	—	(2,650)	—
Adjustment to prior year deferreds	—	(702)	—
Non-deductible expense	2,392	2,308	2,530
Other	2,115	(1,098)	(310)
Subtotal	92,988	30,017	143,764
Statutory tax rate	0.35	0.35	0.35
Subtotal	32,546	10,506	50,311
Remeasurement of deferred tax inventory	94,601	—	—
Change in statutory valuation allowance	—	—	—
Tax credits	(6,366)	(2,749)	(553)
Total statutory income taxes	$120,781	$7,757	$49,758

Federal and foreign income tax incurred	$20,424	$38,008	$95,682
Change in deferred income tax	100,357	(30,251)	(45,924)
Total statutory income taxes	$120,781	$7,757	$49,758

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2017, the Company has carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2015	Net operating loss	$1,356	2030
2016	Net operating loss	$2,797	2031
2014	Charitable loss	$16	2019
2015	Charitable loss	$24	2020
2016	Charitable loss	$6	2021

NOTE 4 - INCOME TAXES, (continued)

The amount of federal income tax which is available for recoupment in the event of future capital losses is $29,950, $29,807, $25,160 for the tax years 2015, 2016, 2017, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	Calvert Investments, Inc.
Ameritas Investment Partners, Inc.	Calvert Investment Management, Inc.
Ameritas Life Insurance Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
Ameritas Investment Corp.	Calvert Investment Services, Inc.

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company does not anticipate tax loss contingencies will significantly change within twelve months of the reporting date.

On December 22, 2017, the U.S. federal government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act makes changes to the U.S. tax code, including, but not limited to (1) reducing the U.S federal corporate tax rate from 35% to 21%; (2) changing the method of computing tax basis life reserves; (3) changing the method of computing discounting of unpaid health losses; and (4) eliminating net operating loss carrybacks and allowing indefinite carryover periods subject to 80% of pre-net operating loss taxable income.

The NAIC Statutory Accounting Principles Working Group adopted INT 18-01: Updated Tax Estimates Under the Tax Cuts and Jobs Act, which provides guidance on accounting for the tax effects of the Tax Act. In accordance with INT 18-01, a company must reflect the income tax effects of the Tax Act in which the accounting estimates under SSAP 101 are complete. To the extent impacts for accounting estimates under the Tax Act may be considered incomplete but a reasonable estimate is determinable, a company must record an estimate in the financial statements. If a company cannot determine a reasonable estimate for specific income tax effects of the Tax Act to be included in the financial statements, it should continue to apply SSAP 101 based on the provision of the tax laws that were in effect prior to the Tax Act being enacted. There are no items for which the Company could not determine a reasonable estimate. For the period ended December 31, 2017, the Company 's remeasurement of deferred taxes due to the change in tax rate is complete and it can determine a reasonable estimate for certain effects of tax reform, including but not limited to the change in life reserves and the discounting of unpaid health losses. The Company has recorded a decrease in net deferred tax assets of $81,508 as a result of the Tax Act. The final impact of the Tax Act may differ from these estimates, due to, among other things, changes in our interpretations and assumptions, additional guidance that may be issued by the Internal Revenue Service and actions we may take.

As a result of the Tax Act, the Company remeasured its deferred tax inventory. Illustrated below is the impact of the tax rate change on deferred taxes in the current year by line item included in unassigned surplus:

	Deferred Taxes at 35%	Deferred Taxes at 21%	Tax Rate Impact
Change in unrealized gains/(losses)	$(38,686)	$(23,212)	$(15,474)
Change in unrecognized actuarial losses on pension	5,952	3,571	2,381
Change in net deferred income taxes	236,504	141,903	94,601
Impact from remeasurement of deferred tax inventory	$203,770	$122,262	$81,508

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

On December 31, 2017 the following subsidiaries were dissolved into their parent, Calvert Investments, Inc., at their net assets values: Calvert Administrative Services, Inc., Calvert Investment Distributors, Inc., and Calvert Investment Services, Inc. These transactions had no impact to the Company.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On December 29, 2017, the Company received $750 as a return of capital from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

On July 14, 2017, Milford, a single member wholly owned limited liability company with a single real estate property, sold the real estate property. Effective August 31, 2017, Milford was dissolved and there were no remaining net assets to be distributed to the Company. The Company recognized a realized gain of $82 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 31, 2017, CISL, a wholly owned subsidiary, was dissolved and the net assets of CISL were distributed to the Company. The Company recognized a realized loss of $602 in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis as a result of this transaction.

Effective May 11, 2017, the Company received a cash dividend in the amount of $10,000 from Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 30, 2016, Calvert Investment Management, Inc. (CIMI) sold substantially all of its business assets to Eaton Vance Investment Advisors (Eaton Vance), a wholly-owned subsidiary of Eaton Vance Management. Under the sale agreement CIMI agreed to provide certain transition services to Eaton Vance for a period of one to three months from the date of the sale. CIMI will have no continuing involvement with Eaton Vance beyond the transition services. The assets of CIMI were integral to the operations of Calvert.

In 2016, the Company made a capital contribution of $2,500 to its wholly owned subsidiary, SAFE. No additional shares were issued. SAFE subsequently made a member contribution of $2,500 to its wholly owned subsidiary (prior to merger), CISL.

In a simultaneous transaction on September 30, 2016, SAFE made a dividend to the Company for SHIC at its statutory equity of $1,275 where SHIC was wholly owned by the Company prior to its merger. Immediately following, SHIC was merged into Ameritas-NY where Ameritas-NY is the successor with no additional shares issued.

In 2017, 2016 and 2015, the Company made capital contributions of $0, $16,275 and $175, respectively, to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $19,744, $21,902 and $22,851 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2017 and 2016, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2017	2016
Ameritas Holding Company	$(2,677)	$(3,334)
Ameritas Life Insurance Corp. of New York	1,631	2,471
Ameritas Investment Corp.	2,056	792
Ameritas Investment Partners, Inc.	1,004	286
Calvert Investments, Inc.	131	242
Custom Insurance Solutions, LLC	—	28
Griffin Realty, LLC	7	1
Total	$2,152	$486

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $34,871, $13,722 and $3,046 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $14,147, $13,292 and $11,969 of which $14,116, $13,254 and $11,794 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company is charged a fee for the use of furniture and equipment owned by an affiliate. The amount of fees recorded relating to these transactions was $638, $640 and $665 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company submitted its non-insurance subsidiary, controlled and affiliated entities (non-insurance SCA) filings with the NAIC related to December 31, 2016 on June 20, 2017, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$21,204	$21,204	$—	S2	June 20, 2017	$21,204	Y	N
Calvert Investments, Inc.	100.00%	51,398	51,398	—	S2	June 20, 2017	51,398	Y	N
Aggregate total	XXX	$72,602	$72,602	$—	XXX	XXX	$72,602	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing
The Company submitted its non-insurance SCA filings with the NAIC related to December 31, 2015 on May 16, 2016, in which resubmission of the filing was not required. Additional information regarding this filing is as follows:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Non-admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method Resubmission Required Y/N
SSAP No. 97 8b(iii) Entities
Ameritas Investment Corp.	100.00%	$20,952	$20,952	$—	S2	May 16, 2016	$20,952	Y	N
Calvert Investments, Inc.	100.00%	61,095	61,095	—	S2	May 16, 2016	61,095	Y	N
Aggregate total	XXX	$82,047	$82,047	$—	XXX	XXX	$82,047	XXX	XXX
* S1 - Sub-1, S2 - Sub 2 or RDF - Resubmission of Disallowed Filing

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2017 and 2016.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2017	2016	2015
Benefit obligation at beginning of year	$47,525	$47,367	$49,970
Service cost	380	348	339
Interest cost	1,837	1,958	1,882
Actuarial (gain) loss	1,736	1,474	(1,135)
Benefits paid	(3,648)	(3,622)	(3,689)
Benefit obligation at end of year	$47,830	$47,525	$47,367

	Pension Benefits
	2017	2016	2015
Components:
Accrued benefit costs	$30,824	$30,923	$30,857
Liability for pension benefits	17,006	16,601	16,510
Assets and liabilities recognized:
Liabilities recognized	47,830	47,524	47,367
Unrecognized liabilities	17,006	16,601	16,510

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Service cost	$380	$348	$339
Interest cost	1,837	1,958	1,882
Amount of recognized losses	1,331	1,382	1,593
Amount of prior service cost recognized	—	1	2
Total net periodic benefit cost	$3,548	$3,689	$3,816

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2017	2016	2015
Items not yet recognized as a component of net periodic cost - prior year	$16,601	$16,510	$18,930
Net prior service credit recognized	—	(1)	(2)
Net (gain) loss arising during the period	1,736	1,474	(1,135)
Net loss recognized	(1,331)	(1,382)	(1,283)
Items not yet recognized as a component of net
periodic cost - current year	$17,006	$16,601	$16,510

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	1,424	1,424	1,299

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2017	2016	2015
Net prior service cost	$—	$—	$1
Net recognized losses	17,006	16,601	16,509

The weighted-average assumptions are as follows:

	Pension Benefits
	2017	2016	2015
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.99%	4.27%	3.89%
Rate of compensation increase	4.44%	4.43%	4.42%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	3.53%	3.99%	4.27%
Rate of compensation increase	4.44%	4.44%	4.43%

Future expected pension benefit payments are as follows:

Year	Amount
2018	$3,552
2019	$3,500
2020	$4,366
2021	$4,135
2022	$4,071
2023-2027	$16,542

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2017	2016
Accumulated benefit obligation	$47,513	$46,725

Projected benefit obligation (PBO)	$47,830	$47,525
Funded status (PBO - Plan assets)	$47,830	$47,525

Unrecognized items:
Unrecognized losses, net of tax	$13,435	$10,791
Total unrecognized items, net of tax	$13,435	$10,791

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. The Company recognized expenses equal to its proportionate share of Plan funding for the years ended December 31, 2017, 2016 and 2015 totaling $19,790, $19,807 and $19,817, respectively.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2017, 2016 and 2015.

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $11,261, $10,560 and $10,174 in 2017, 2016 and 2015, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC. The Company will be allocated these costs based primarily on employee counts. The company made no payments in 2017, 2016 and 2015, to AHC on behalf of its participation in two Voluntary Employee’s Beneficiary Associations (VEBAs) for the postretirement medical and life insurance benefits.

As a result of the SAFE dissolution, Ameritas Life became the Plan Sponsor for the defined contribution plan previously sponsored by SAFE. The carrying value of the assets invested in the plan were approximately $5,880 at December 31, 2016. These assets were merged into the defined contribution plan sponsored by AHC during 2017.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $155,308 in dividends in 2018, without prior approval. The Company paid ordinary dividends of $15,000, $20,000, $20,000 to AHC, its parent, in 2017, 2016 and 2015, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2017	2016	2015
Unrealized capital gains, net of taxes	$48,427	$10,603	$9,590
Non-admitted asset values	(132,459)	(194,457)	(173,389)
Asset valuation reserve	(174,346)	(157,821)	(154,251)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2017, 2016 and 2015 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,923 and $49,915 at December 31, 2017 and 2016, respectively, (face value of $50,000 less unamortized discount of $77 and $85 in 2017 and 2016, respectively) was recorded in capital and surplus on the Balance Sheets – Statutory Basis.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2017 and 2016, respectively, the Company had outstanding agreements to fund mortgages totaling $83,845 and $85,509. In addition at December 31, 2017 and 2016, respectively, the Company has committed to invest $265,671 and $178,080 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

At December 31, 2017 and 2016, the Company had FHLB lines of credit available up to $114,037 and $18,210, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2017 and 2016 related to these lines of credit.

Affordable Care Act (ACA) Assessments
The Consolidated Appropriations Act, 2016 (Public Law No. 114-113) imposed a moratorium on the annual fee required under section 9010 of the Affordable Care Act (ACA) for 2017.

The annual fee under ACA is allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, of the year the fee is due. The Company has written health insurance subject to the ACA assessment and expects to conduct health insurance business in 2018. The Company estimates its portion of the annual health insurance industry fee to be payable on September 30, 2018 to be $13,930. This amount is reflected in special surplus - Affordable Care Act fee assessment on the Balance Sheets - Statutory Basis.

Reporting the ACA assessment as of December 31, 2017 and 2016 would not have triggered a RBC action level.

	2017	2016
ACA fee assessment payable for the upcoming year	$13,930	$—
ACA fee assessment paid	—	10,843
Premium written subject to ACA 9010 assessment	706,670	—
Total Adjusted Capital before surplus adjustment	1,755,019	1,667,712
Total Adjusted Capital after surplus adjustment	1,741,089	1,667,712
Authorized Control Level	142,086	139,063

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2017, 2016 and 2015 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $5,464 and $10,275 at December 31, 2017 and 2016, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2017 and 2016, the Company had a related receivable of $4,325 and $8,079, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

NOTE 8 -COMMITMENTS AND CONTINGENCIES, (continued)

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2017 and 2016 are as follows:

	2017	2016
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$9,732	$4,469
Decreases during the year
Premium tax offset applied	(453)	(922)
Charge off of estimated premium tax offset	(4,055)	—
	(4,508)	(922)
Increases during the year
Estimated premium tax offset	—	5,842
Assessments paid	4,320	343
	4,320	6,185
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$9,544	$9,732

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2017 are summarized below. The discount rate applied is 3.5% .

	December 31, 2017
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$8,433	$3,682	$6,301	$2,523

	December 31, 2017
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	43	1-20	6

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2017 and 2016.

Uncollectibility of Assets
The Company had admitted assets of $12,495 and $9,071 at December 31, 2017 and 2016, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2017	2016	2015
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$1,334	$1,822	$2,201
Net gain from operations	$1,334	$1,822	$2,201

Total claim payment volume	$186,957	$160,968	$158,522

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2017	2016	2015
Gross reimbursement for medical cost incurred	$24,659	$24,301	$20,791
Other income or expenses (including interest paid to or received from plans)	2,688	10	10
Gross expenses incurred (claims and administrative)	28,627	23,040	19,309
Net gain (loss) from operations	$(1,280)	$1,271	$1,492

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $4,615, $5,685 and $4,602 in 2017, 2016 and 2015, respectively. In addition, the Company entered into a space sharing agreement with Calvert in January 2011 and the amount expensed was $212, $470 and $494 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has subleased a portion of this office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $547, $523, and $518 in 2017, 2016 and 2015, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2017:

Calendar Year	Amount
2018	$3,967
2019	3,179
2020	2,235
2021	920
2022 and thereafter	1,956
Total	$12,257

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, Tax Favored Benefits (TFB) for which direct premiums written exceed 5% of total capital and surplus. TFB writes group annuity, ordinary life and accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting authority. The total amount of direct premiums written by TFB was $171,281, $170,692 and $102,502 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $726,901, $398,165 and $319,939 for the years ended December 31, 2017, 2016 and 2015, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $106,028 and $103,325 and cash of $18,551 and $14,174 at December 31, 2017 and 2016, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2017 and through March 23, 2018, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2017	2016	2015
Assumed[1,2]	$312,092	$2,259,307	$1,326,182
Ceded	(238,666)	(252,159)	(193,800)
Reinsurance premiums, net	$73,426	$2,007,148	$1,132,382
¹ Includes modco reinsurance premiums of $203,281, $2,057,413 and $0 in 2017, 2016 and 2015, respectively.
2 Includes initial coinsurance premiums from in force block of $0, $88,922 and $1,246,744 in 2017, 2016 and 2015, respectively.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

NOTE 14 – REINSURANCE, (continued)

The following is a summary of affiliated transactions through reinsurance operations:

	Years Ended December 31
	2017	2016	2015
Reserves for life, accident and health policies:
Assumed	$48,910	$49,796	$50,288
Ceded	94,091	94,310	90,944

The Company entered a coinsurance/modified coinsurance transaction (the Transaction) of a group annuity block with a third party, which was effective on September 1, 2016.

Under the terms of the Transaction, assets of $108,707 and liabilities of $108,707 were transferred to the Company. Concurrently, the Company paid consideration of $75,310.

The initial impacts associated with the Transaction were as follows:

Bonds	$102,632
Cash	(70,015)
Investment income due and accrued	780
Assets	$33,397

Reserves for life contracts	$88,922
Deposit-type funds	18,646
Interest maintenance reserve	1,139
Liabilities	$108,707

The following is the initial impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Transaction:

Pre-tax impact	$(75,310)
Federal income tax impact	459
Net income (loss) impact	$(75,769)

Net impact on surplus	$(70,572)

Tax expense of $459 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. A deferred tax asset of $25,895 was recorded, of which $5,197 was admitted.

Effective July 1, 2016, the Company executed a reinsurance treaty (the Treaty) with Unified Life Insurance Company (ULIC) covering all closed blocks for the prior company of Security Life Insurance Company of America of life, annuity and accident & health insurance as defined in the Treaty. Initially the Treaty operates on a 100% indemnity basis. It is the intention of the parties to transfer this business through an assumption process to be commenced after receiving the regulatory and policyholder approvals. The Texas Department of Insurance (ULIC’s domiciliary regulator) and the Minnesota Department of Commerce (MN DOC) have approved this transaction. The valuation of the liabilities transferred were calculated as of July 1, 2016 upon which assets were transferred to ULIC to support the obligations assumed.

NOTE 14 – REINSURANCE, (continued)

As of July 1, 2016, the following activity was recorded associated with the Treaty:

Net reserves transferred	$23,761
Deposit-type funds	788
Interest maintenance reserve	2,650
Funds withheld under reinsurance	4,168
Other miscellaneous payables	7
Less: Loans on insurance contracts	(974)
Less: Deferred and uncollected premiums	(308)
Net obligations transferred	$30,092

The asset transfer at July 1, 2016 for the Treaty was comprised of the following asset classes:

	Fair Value	Book Value
Bonds	$4,197	$3,960
Cash	24,894	24,894
Total	$29,091	$28,854

The difference between the book value of bonds transferred and the fair value was recorded as a realized gain, which was categorized in the Interest maintenance reserve.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Treaty:

Pre-tax impact	$351
Federal income tax impact	—
Net income (loss) impact	$351

Net impact on surplus, net of taxes	$651

The Company provided administrative services to ULIC during a transition period defined in the contract. ULIC took over administration of the business on January 1, 2017.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. Under the terms of the Coinsurance Treaties, assets of $1,356,629 and liabilities of $1,405,962 were transferred to the Company, resulting in a commission and expense allowance of $49,333.

The following is the impact on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis associated with the Coinsurance Treaties at December 1, 2015:

Pre-tax impact	$(49,333)
Federal income tax impact	(46,763)
Net income (loss) impact	$(96,096)

Net impact on surplus	$(84,037)

A tax expense of $46,763 was recorded in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, which included the tax proxy deferred acquisitions costs and the transfer of the excess of statutory over tax reserves. A permanent tax difference of $21,643 was associated with the transfer of assets to support liabilities for which the Company had no tax basis.

NOTE 14 – REINSURANCE, (continued)

As of December 31, 2017 and 2016, invested assets of $1,205,361 and $1,239,732, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 6.0% and 6.6% of the Company’s admitted assets at December 31, 2017 and 2016, respectively.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2017	2016	2015
Total reserve for unpaid claims at January 1	$278,445	$273,125	$260,670
Less reinsurance assumed	(17,375)	(18,158)	(18,601)
Plus reinsurance ceded	134,926	135,034	122,641
Direct balance	395,996	390,001	364,710

Incurred related to:
Current year	529,845	551,312	549,678
Prior year	(3,923)	(17,584)	(5,696)
Total incurred	525,922	533,728	543,982

Paid related to:
Current year	448,919	450,180	443,566
Prior year	80,784	77,553	75,125
Total paid	529,703	527,733	518,691

Direct balance	392,215	395,996	390,001
Plus reinsurance assumed	17,455	17,375	18,158
Less reinsurance ceded	(137,198)	(134,926)	(135,034)
Total reserve for unpaid claims at December 31	$272,472	$278,445	$273,125

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $3,923, $17,584 and $5,696 for the years ended December 31, 2017, 2016 and 2015, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2017.

The Company paid assumed reinsurance claims of $68,418, $69,370 and $62,527 and incurred assumed reinsurance claims of $68,498, $68,586 and $62,084 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company paid ceded reinsurance claims of $20,556, $20,153 and $18,404, and incurred ceded reinsurance claims of $22,828, $20,045 and $30,797 for the years ended December 31, 2017, 2016 and 2015, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2017 and 2016, respectively, the Company had $6,390,805 and $5,694,620 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $25,026 and $25,779 at December 31, 2017 and 2016, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2017
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,249,798	$—	$—	$1,249,798	11.2%
At book value less current surrender
charge of 5% or more	693,689	—	—	693,689	6.2%
At fair value	—	—	6,500,005	6,500,005	58.1%
Total with adjustment or at fair value	1,943,487	—	6,500,005	8,443,492	75.5%
At book value without adjustment
(minimal or no charge)	2,028,701	—	—	2,028,701	18.1%
Not subject to discretionary withdrawal	715,953	—	—	715,953	6.4%
Total gross	4,688,141	—	6,500,005	11,188,146	100.0%
Reinsurance ceded	43,892	—	—	43,892
Total annuity reserves and deposit-type funds	$4,644,249	$—	$6,500,005	$11,144,254

	2016
	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$1,093,738	$—	$—	$1,093,738	10.8%
At book value less current surrender
charge of 5% or more	647,759	—	—	647,759	6.4%
At fair value	—	—	5,553,785	5,553,785	55.0%
Total with adjustment or at fair value	1,741,497	—	5,553,785	7,295,282	72.2%
At book value without adjustment
(minimal or no charge)	2,026,229	—	—	2,026,229	20.1%
Not subject to discretionary withdrawal	773,084	—	—	773,084	7.7%
Total gross	4,540,810	—	5,553,785	10,094,595	100.0%
Reinsurance ceded	57,174	—	—	57,174
Total annuity reserves and deposit-type funds	$4,483,636	$—	$5,553,785	$10,037,421

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2017	2016
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,660,867	$3,584,402
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	20,792	20,623
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	962,590	878,611
	4,644,249	4,483,636
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	6,500,005	5,553,785
Total	$11,144,254	$10,037,421

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2017		2016
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$6,032	$4,408	$4,845	$2,738
Ordinary renewal	39,415	50,673	36,435	46,396
Group life	4	4	7	7
Total	$45,451	$55,085	$41,287	$49,141

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2017, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2017 and 2016 the Company’s Separate Account Statements included legally insulated assets of $7,436,334 and $6,404,013, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2017	2016	2015
For the year ended December 31:
Premiums, considerations or deposits	$967,941	$703,809	$692,103
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$7,386,154	$6,345,937

Reserves subject to discretionary withdrawal:
At fair value	$7,386,154	$6,345,937
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$7,386,154	$6,345,937

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2017	2016	2015
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$967,941	$703,809	$692,103
Transfers from the separate accounts	(982,094)	(1,027,220)	(970,005)
Net transfers from separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(14,153)	$(323,411)	$(277,902)

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2017	2016	2015
Statutory net income (loss) as reported	$106,312	$(4,796)	$(9,654)
Insurance reserves	658,652	338,568	77,210
Deferred policy acquisition costs and intangible assets	(2,004)	296	15,752
Deferred income taxes and other tax reclassifications	45,050	(3,063)	45,203
Gains and losses on investments	(5,946)	(4,184)	(1,858)
Income related to investments	25,004	5,499	(26,120)
Earnings of subsidiaries	7,548	(5,709)	3,575
Modco reserve adjustment, net	(274,754)	(120,972)	—
Separate account transfers assumed	(377,308)	(130,195)	—
Other	(858)	4,993	(1,142)
GAAP net income	$181,696	$80,437	$102,966

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY, (continued)

	2017	2016	2015
Statutory surplus as reported	$1,555,583	$1,484,066	$1,532,221
Insurance reserves	126,972	131,572	107,654
Deferred policy acquisition costs and intangible assets	669,615	662,366	645,640
Deferred income taxes	(222,172)	(328,783)	(270,771)
Valuation of investments	163,832	43,651	(58,139)
Statutory investment reserves	253,746	243,167	245,237
Goodwill	45,698	45,698	15,315
Subsidiary equity	176,952	156,782	164,900
Statutory non-admitted assets	132,459	194,457	173,389
Surplus notes	(49,693)	(49,659)	(49,624)
Other	426	441	(2,825)
GAAP equity	$2,853,418	$2,583,758	$2,502,997

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit Number	Description of Exhibit
(a)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVL. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 4 to Registration No. 33-86500, filed April 6, 1998, EX-99.1(1).
(b)		Custody Agreements. Not Applicable
(c)	(1)	Fourth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-205138, filed April 26, 2018, EX.3(a).
(c)	(2)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(d)	(1)	Form of Policy. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX 99D.
(d)	(2)	Form of Policy riders.
Accelerated Benefit Rider for Terminal Illness
Children's Insurance Rider
Paid-Up Insurance Benefit Endorsement
Term Insurance Rider for Other Insured Persons
Waiver of Monthly Deduction Rider
		Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151913, filed April 29, 2015, EX.99.d(2)(A), EX.99.d(2)(D), EX.99.d(2)(G), EX.99.d(2)(J), and EX.99.d(2)(L).
(e)		Application for Variable Universal Life (LLVUL). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX 99-E.
(f)	(1)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(f)	(2)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(g)		Reinsurance Agreements.
		(1) Canada Life. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(1).
		(2) Swiss Re. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(2).
		(3) Munich. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(3).

Exhibit Number	Description of Exhibit
	(4)	Generali USA Reinsurance. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(1).
	(5)	RGA Reinsurance Company. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(2).
(h)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Variable Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).
	(10)	Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
	(11)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(12)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(13)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(14)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(15)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.

(i)	Administrative Contracts.
(1) General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H.C.
(2) Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(3) Amended and Restated Asset Allocation Investment Advisory Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.I(2).
(4) Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H.
(5) Amendment to Research Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.i(5).
(j)	Other Material Contracts: Powers of Attorney. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 12 to Registration No. 333-151912, filed February 27, 2017, EX-99.j and Exhibit j, filed herein.
(k)	Legal Opinion. Exhibit k, filed herein.
(l)	Actuarial Opinion. Not applicable.
(m)	Calculation. Not applicable.
(n)	Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit n, filed herein.
(o)	No financial statements are omitted from Item 24.
(p)	Initial Capital Agreements. Not applicable.
(q)	Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.Q.

Item 27.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair & Chief Executive Officer
William W. Lester	Director, President & Chief Operating Officer
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
James J. Barone	Senior Vice President, Group Distribution
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Christine M. Neighbors	Senior Vice President, General Counsel
April L. Rimpley	Senior Vice President, Human Resources
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Financial Officer & Treasurer

*       Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 29.	Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is required to indemnify a director or officer who was wholly successful in defense of any proceeding to which he or she was a party because of his or her position as a director or officer of the corporation against expenses incurred in connection with the proceeding. Under the Nebraska Business Corporation Act, Ameritas Life Insurance Corp. is permitted, but not required, to indemnify a director or officer against liability if the director or officer conducted himself or herself in good faith, and the director or officer reasonably believed, in the case of conduct in an official capacity, that his or her conduct was in the best interests of the corporation, and, in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation, and, in the case of any criminal proceeding, the director or officer had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account, and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account.

(b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Cheryl L. Heilman*	Director & President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Gerald Q. Herbert*	Vice President, Chief Financial Officer
Robert-John H. Sands*	Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$16,167	$0	$0	$37,329

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all of the requirements for effectiveness of this Post- Effective Amendment No. 13 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of April, 2018.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2018.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair & Chief Executive Officer
William W. Lester *	Director, President & Chief Operating Officer
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp **	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division
Susan K. Wilkinson *	Senior Vice President, Chief Financial Officer & Treasurer

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 1, 2017.

**	Signed by Ann D. Diers under Power of Attorney executed effective as of February 15, 2018.

Exhibit Index

Exhibit

(j)       Powers of Attorney

(k)       Legal Opinion

(n)       Consents of Independent Auditors and Independent Registered Public Accounting Firm